UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D,

Orinda, California 94563

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

4 Orinda Way, Suite 200-D

Orinda, CA 94563

(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 94.7%

Consumer Discretionary: 15.0%
12,000	Amazon.com, Inc.*	$4,465,200
40,000	Carnival Corp.	1,913,600
100,000	Chico’s FAS, Inc.	1,769,000
35,000	Comcast Corp. - Class A	1,962,275
133,100	General Motors Co.	4,991,250
194,500	Global Eagle Entertainment, Inc.*	2,588,795
93,400	HSN, Inc.	6,372,682
418,600	Interpublic Group of Cos., Inc. (The)	9,259,432
52,200	Lear Corp.	5,784,804
133,000	Liberty Interactive Corp. - Class A*	3,882,270
3,200	Priceline Group, Inc. (The)*	3,725,280
21,359	PVH Corp.	2,276,015
72,000	Shutterfly, Inc.*	3,257,280
105,500	Twenty-First Century Fox, Inc. - Class B	3,468,840
75,000	Urban Outfitters, Inc.*	3,423,750

		59,140,473

Consumer Staples: 1.7%
17,620	Costco Wholesale Corp.	2,669,342
38,500	Henkel AG & Co. KGaA	3,977,873

		6,647,215

Energy: 8.3%
58,000	Apache Corp.	3,499,140
40,600	Baker Hughes, Inc.	2,581,348
43,696	Cameron International Corp.*	1,971,564
57,000	Devon Energy Corp.	3,437,670
184,680	Encana Corp.	2,059,182
280,746	Frank’s International N.V.	5,249,950
38,366	Imperial Oil Ltd.	1,530,036
59,000	Newfield Exploration Co.*	2,070,310
53,500	Noble Energy, Inc.	2,616,150
90,833	Schlumberger Ltd.	7,579,105

		32,594,455

Financials: 22.1%
131,615	American Express Co.	10,281,764
74,000	American International Group, Inc.	4,054,460
244,000	Bank of America Corp.	3,755,160
252,215	Bank of New York Mellon Corp. (The)	10,149,132
50	Berkshire Hathaway, Inc. - Class A*	10,875,000
32,000	Berkshire Hathaway, Inc. - Class B*	4,618,240
74,000	Blackstone Group L.P. (The)	2,877,860
64,817	BOK Financial Corp.	3,968,097
40,000	Capital One Financial Corp.	3,152,800
70,000	Citigroup, Inc.	3,606,400
55,561	Commerce Bancshares, Inc.	2,351,341
9,500	Fairfax Financial Holdings Ltd.	5,306,795
140,570	JPMorgan Chase & Co.	8,515,731
8,270	Markel Corp.*	6,359,299
73,825	PacWest Bancorp	3,461,654
33,930	ProAssurance Corp.	1,557,726

Shares		Value
Financials (continued)
43,580	Wells Fargo & Co.	$2,370,752

		87,262,211

Health Care: 7.5%
19,800	Alexion Pharmaceuticals, Inc.*	3,431,340
24,100	athenahealth, Inc.*	2,877,299
88,100	Health Net, Inc.*	5,329,169
15,638	Johnson & Johnson	1,573,183
43,500	Medtronic Plc	3,392,565
81,000	Patterson Cos., Inc.	3,951,990
13,500	Regeneron Pharmaceuticals, Inc.*	6,094,980
23,430	UnitedHealth Group, Inc.	2,771,534

		29,422,060

Industrials: 6.1%
51,500	Adecco S.A.	4,293,434
52,242	American Science & Engineering, Inc.	2,552,544
68,900	Atlas Air Worldwide Holdings, Inc.*	2,964,078
31,170	Emerson Electric Co.	1,764,845
42,000	Honeywell International, Inc.	4,381,020
66,500	PACCAR, Inc.	4,198,810
16,139	United Parcel Service, Inc. - Class B	1,564,515
67,644	Xylem, Inc.	2,368,893

		24,088,139

Information Technology: 29.0%
56,500	Accenture Plc - Class A	5,293,485
33,400	Akamai Technologies, Inc.*	2,372,903
60,700	Alibaba Group Holding Ltd. ADR*	5,052,668
85,500	ARM Holdings Plc - ADR	4,215,150
69,500	Arrow Electronics, Inc.*	4,249,925
24,100	Baidu, Inc. - ADR*	5,022,440
71,100	Facebook, Inc. - Class A*	5,845,486
17,175	Google, Inc. - Class A*	9,526,972
10,165	Google, Inc. - Class C*	5,570,420
100,303	HomeAway, Inc.*	3,026,142
104,000	Intel Corp.	3,252,080
172,100	Itron, Inc.*	6,283,371
16,600	LinkedIn Corp. - Class A*	4,147,676
48,000	MasterCard, Inc. - Class A	4,146,720
46,323	MKS Instruments, Inc.	1,566,181
212,100	Oracle Corp.	9,152,115
259,438	Polycom, Inc.*	3,476,469
81,400	salesforce.com, Inc.*	5,438,334
157,000	TE Connectivity Ltd.	11,244,340
79,900	Teradata Corp.*	3,526,786
183,800	Visa, Inc. - Class A	12,022,358

		114,432,021

Materials: 3.2%
71,789	HB Fuller Co.	3,077,594
29,800	Monsanto Co.	3,353,692
144,500	Potash Corp. of Saskatchewan, Inc.	4,660,125
26,600	Royal Gold, Inc.	1,678,726

		12,770,137

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)

Utilities: 1.8%
140,000	Calpine Corp.*	$3,201,800
62,090	National Fuel Gas Co.	3,745,890

		6,947,690

TOTAL COMMON STOCKS (Cost $277,143,106)		373,304,401

Principal Amount		Value
SHORT-TERM INVESTMENTS: 6.1%
$ 23,865,000	FICC, 0.000%, 3/31/15, due 04/01/2015 [collateral: par value $21,175,000, U.S. Treasury Note, 3.125%, due 02/15/2042; Federal Home Loan Banks, 5.500%, due 07/15/2036; value $24,365,100] (proceeds $23,865,000)	$23,865,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,865,000)		23,865,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $301,008,106): 100.8%		397,169,401

Liabilities in Excess of Other Assets: (0.8)%		(3,190,879)

NET ASSETS: 100.0%		$393,978,522

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$301,008,106

Gross unrealized appreciation	101,896,702
Gross unrealized depreciation	(5,735,407)

Net unrealized appreciation	$96,161,295

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 93.0%

Australia: 3.6%
883,230	Ansell Ltd.	$18,505,459
8,399,710	Incitec Pivot Ltd.	25,985,784
3,273,000	Treasury Wine Estates Ltd.	12,733,007

		57,224,250

Belgium: 1.0%
133,139	Anheuser-Busch InBev N.V.	16,271,151

Brazil: 1.1%
2,919,000	Estacio Participacoes S.A.	16,993,205

Canada: 3.8%
37,276	Potash Corp. of Saskatchewan, Inc.	1,202,151
295,137	Valeant Pharmaceuticals International, Inc.*	58,620,111

		59,822,262

China: 2.7%
34,052	Baidu, Inc. - ADR*	7,096,437
53,425,790	Greatview Aseptic Packaging Co. Ltd.	27,801,461
196,859	WuXi PharmaTech Cayman, Inc. - ADR*	7,634,192

		42,532,090

Denmark: 4.3%
224,479	Carlsberg A/S - Class B	18,519,758
762,682	DSV A/S	23,710,478
459,275	Novo Nordisk A/S - Class B	24,552,496

		66,782,732

Finland: 2.7%
823,940	Sampo Oyj - Class A	41,595,420

France: 15.6%
913,489	AXA S.A.	23,013,717
520,500	BNP Paribas S.A.	31,626,240
208,700	Danone S.A.	14,031,852
270,325	Essilor International S.A.	31,010,825
987,380	Numericable Group S.A.*	53,794,535
341,386	Renault S.A.	31,083,308
302,698	Schneider Electric SE	23,523,067
249,990	Valeo S.A.	37,336,633

		245,420,177

Germany: 6.1%
140,900	Allianz SE	24,460,258
201,300	Daimler AG	19,369,961
97,669	Linde AG	19,893,179
271,456	SAP SE	19,693,615
921,094	Tom Tailor Holding AG*	11,604,739

		95,021,752

Greece: 0.0%
140,180	Piraeus Bank S.A.*	53,932

Ireland: 1.6%
83,731	Actavis Plc*	24,920,020

Japan: 10.7%
2,853,000	Daiwa Securities Group, Inc.	22,479,151

Shares		Value
Japan (continued)
538,700	Don Quijote Holdings Co. Ltd.	$43,861,963
135,300	FANUC Corp.	29,559,266
821,200	Honda Motor Co. Ltd.	26,682,190
349,400	SoftBank Corp.	20,305,374
8,317,475	Taiheiyo Cement Corp.	25,434,371

		168,322,315

Malaysia: 1.7%
41,593,794	AirAsia Bhd	26,724,611

Netherlands: 1.8%
3,439,900	CNH Industrial N.V.	28,140,907

Panama: 1.6%
249,646	Copa Holdings S.A. - Class A	25,206,756

Philippines: 0.9%
24,438,400	Alliance Global Group, Inc.	14,471,877

South Africa: 0.4%
669,136	Mediclinic International Ltd.	6,724,782

South Korea: 2.2%
826,047	SK Hynix, Inc.	33,773,313

Spain: 3.1%
639,410	Atresmedia Corp. de Medios de Comunicacion S.A.	9,649,866
1,879,304	Banco Bilbao Vizcaya Argentaria S.A.	18,948,083
912,339	Ferrovial S.A.	19,381,777

		47,979,726

Sweden: 1.7%
935,337	Electrolux AB - Series B	26,744,402

Switzerland: 6.7%
406,042	Cie Financiere Richemont S.A.	32,695,245
1,403,851	Credit Suisse Group AG	37,801,877
94,400	Kuehne & Nagel International AG	14,032,826
77,638	Roche Holding AG	21,412,518

		105,942,466

Turkey: 0.7%
2,309,058	Turkiye Halk Bankasi A/S	11,381,528

United Kingdom: 19.0%
1,724,493	ARM Holdings Plc	28,261,049
976,920	BG Group Plc	12,012,437
1,008,840	Burberry Group Plc	25,933,366
1,640,982	Carpetright Plc*	10,723,706
276,871	Delphi Automotive Plc	22,077,693
1,582,029	Diageo Plc	43,662,799
2,287,523	Informa Plc	19,155,077
762,589	Liberty Global Plc - Series C*	37,984,558
11,530,231	Lloyds Banking Group Plc*	13,395,517
1,511,824	Rolls-Royce Holdings Plc	21,363,508
1,212,827	Standard Chartered Plc	19,656,315
3,354,193	Telecity Group Plc	43,555,951

		297,781,976

TOTAL COMMON STOCKS (Cost $1,296,291,821)		1,459,831,650

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
RIGHTS/WARRANTS: 0.0%

Spain: 0.0%
1,879,304	Banco Bilbao Vizcaya Argentaria S.A. * (Expiration Date: 04/14/15)	$270,525

TOTAL RIGHTS/WARRANTS (Cost $266,065)		270,525

Principal Amount		Value
SHORT-TERM INVESTMENTS: 6.0%

REPURCHASE AGREEMENTS: 6.0%
$ 93,653,000	FICC, 0.000%, 3/31/15, due 04/01/2015 [collateral: par value $79,960,000, U.S. Treasury Note, 3.125%, due 02/15/2042; Freddie Mac, 4.125%, due 10/11/2018; Federal Home Loan Bank, 5.500%, due 07/15/2036; value $95,553,373] (proceeds $93,653,000)	$93,653,000

TOTAL SHORT-TERM INVESTMENTS (Cost $93,653,000)		93,653,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,390,210,886): 99.0%		1,553,755,175

Other Assets in Excess of Liabilities: 1.0%		16,063,436

NET ASSETS: 100.0%		$1,569,818,611

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
EUR	Euro
GBP	British pound
KRW	South Korean won
USD	U.S. Dollar
ZAR	South African rand

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$1,390,210,886

Gross unrealized appreciation	253,924,375
Gross unrealized depreciation	(90,380,086)

Net unrealized appreciation	$163,544,289

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2015	Fund Delivering	U.S. $ Value at March 31, 2015	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/7/2015	USD	$557,594	ZAR	$551,847	$5,747	$—
	4/8/2015	USD	1,157,700	ZAR	1,159,575	—	(1,875)
	4/9/2015	USD	1,853,619	ZAR	1,855,216	—	(1,597)
	4/24/2015	USD	15,828,267	GBP	14,675,881	1,152,386	—
	4/24/2015	USD	8,209,820	GBP	7,780,125	429,695	—
	4/24/2015	USD	4,797,787	GBP	4,644,678	153,109	—
	6/9/2015	USD	21,413,318	KRW	21,708,524	—	(295,206)
	6/10/2015	USD	783,998	CAD	712,259	71,739	—
	6/17/2015	AUD	105,515	USD	113,396	—	(7,881)
	6/17/2015	AUD	1,282,879	USD	1,421,003	—	(138,124)
	6/17/2015	USD	11,525,430	AUD	9,787,832	1,737,598	—
	7/31/2015	USD	72,657,556	EUR	68,702,135	3,955,421	—
	9/16/2015	USD	2,397,190	CHF	2,172,009	225,181	—
	9/16/2015	USD	18,674,062	CHF	18,675,131	—	(1,069)

			$161,244,735		$153,959,611	$7,730,876	$(445,752)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%

Consumer Discretionary: 20.5%
36,700	Aaron’s, Inc.	$1,038,977
58,800	Apollo Education Group, Inc.*	1,112,496
139,885	Belmond Ltd. - Class A*	1,717,788
25,400	Best Buy Co., Inc.	959,866
450,000	Carrols Restaurant Group, Inc.*	3,730,500
257,506	Cumulus Media, Inc. - Class A*	636,040
31,100	DeVry Education Group, Inc.	1,037,496
81,300	DreamWorks Animation SKG, Inc. - Class A*	1,967,460
40,000	Liberty Ventures - Series A*	1,680,400

		13,881,023

Consumer Staples: 0.3%
46,114	Roundy’s, Inc.*	225,497

Energy: 16.8%
200,000	Approach Resources, Inc.*	1,318,000
54,600	Atwood Oceanics, Inc.	1,534,806
450,000	Carbon Natural Gas Co.*(a)	292,500
20,345	Cimarex Energy Co.	2,341,506
13,500	Helmerich & Payne, Inc.	918,945
28,800	Range Resources Corp.	1,498,752
110,800	Rosetta Resources, Inc.*	1,885,816
90,500	Rowan Cos. Plc - Class A	1,602,755

		11,393,080

Financials: 8.3%
53,300	AllianceBernstein Holding L.P.	1,645,371
93,400	CNO Financial Group, Inc.	1,608,348
150,000	Forestar Group, Inc.*	2,365,500

		5,619,219

Health Care: 2.3%
27,100	Greatbatch, Inc.*	1,567,735

Industrials: 8.3%
17,300	AGCO Corp.	824,172
33,500	Delta Air Lines, Inc.	1,506,160
200,000	Heritage-Crystal Clean, Inc.*	2,340,000
41,300	Taser International, Inc.*	995,743

		5,666,075

Information Technology: 31.7%
33,438	Altera Corp.	1,434,825
82,100	ARRIS Group, Inc.*	2,372,279
17,200	Arrow Electronics, Inc.*	1,051,780
32,500	Avnet, Inc.	1,446,250
125,285	Brocade Communications Systems, Inc.	1,486,506
56,500	Corning, Inc.	1,281,420
35,100	InterDigital, Inc.	1,780,974
62,977	Knowles Corp.*	1,213,567
43,700	Microsemi Corp.*	1,546,980
95,000	NeuStar, Inc. - Class A*	2,338,900
132,000	Ruckus Wireless, Inc.*	1,698,840
30,000	ViaSat, Inc.*	1,788,300
720,000	Westell Technologies, Inc. - Class A*	943,200

Shares		Value
Information Technology (continued)
12,300	Western Digital Corp.	$1,119,423

		21,503,244

Materials: 5.1%
150,000	American Vanguard Corp.	1,593,000
42,000	Newmont Mining Corp.	911,820
157,754	Signature Group Holdings, Inc.*	968,610

		3,473,430

TOTAL COMMON STOCKS (Cost $60,350,033)		63,329,303

Principal Amount		Value
SHORT-TERM INVESTMENTS: 6.1%

REPURCHASE AGREEMENTS: 6.1%
$ 4,140,000	FICC, 0.000%, 3/31/15, due 04/01/2015 [collateral: par value $3,780,000, U.S. Treasury Note, 3.125%, due 02/15/2042; value $4,229,199] (proceeds $4,140,000)	$4,140,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,140,000)		4,140,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $64,490,033): 99.4%		67,469,303

Other Assets in Excess of Liabilities: 0.6%		377,055

NET ASSETS: 100.0%		$67,846,358

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)	Illiquid securities at March 31, 2015, at which time the aggregate value of these illiquid securities is $292,500 or 0.4% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$64,490,033

Gross unrealized appreciation	11,768,616
Gross unrealized depreciation	(8,789,346)

Net unrealized appreciation	$2,979,270

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 39.7%

Consumer Discretionary: 8.8%
33,555	Bob Evans Farms, Inc.(a)	$1,552,254
27,360	CBS Corp. - Class B, NVDR	1,658,837
21,613	Charter Communications, Inc. - Class A*(a)	4,173,687
4,426	Dick’s Sporting Goods, Inc.	252,238
122,221	DIRECTV*(a)	10,401,007
36,702	DISH Network Corp. - Class A*(a)	2,571,342
30,261	Dollar General Corp.*	2,281,074
53,011	Dollar Tree, Inc.*	4,301,578
126,335	Family Dollar Stores, Inc.	10,010,786
804,200	Genting Malaysia Bhd	918,527
6,848	Home Depot, Inc. (The)	778,001
89,700	Interpublic Group of Cos., Inc. (The)	1,984,164
21,700	Liberty TripAdvisor Holdings, Inc. - Class A*	689,843
52,445	Life Time Fitness, Inc.*	3,721,497
10,146	Lowe’s Cos., Inc.	754,761
32,032	McDonald’s Corp.	3,121,198
102,447	Media General, Inc.*	1,689,351
66,945	MGM Resorts International*	1,407,853
29,678	Naspers Ltd. - Class N	4,571,676
21,746	NIKE, Inc. - Class B	2,181,776
48,541	Office Depot, Inc.*	446,577
30,345	Perry Ellis International, Inc.*	702,790
158,900	Regis Corp.*	2,599,604
70,676	Staples, Inc.	1,150,959
14,009	Starbucks Corp.	1,326,652
13,146	Starwood Hotels & Resorts Worldwide, Inc.	1,097,691
14,009	Time Warner Cable, Inc.	2,099,669
22,078	TJX Cos., Inc. (The)	1,546,564
161,683	TRW Automotive Holdings Corp.*(a)	16,952,463
25,301	Viacom, Inc. - Class B	1,728,058
86,379	Vipshop Holdings Ltd. - ADR*	2,542,998
75,500	WPP Plc	1,716,289
20,624	Yum! Brands, Inc.	1,623,521

		94,555,285

Consumer Staples: 2.0%
27,612	Anheuser-Busch InBev N.V. - ADR	3,366,179
27,773	Carlsberg A/S - Class B	2,292,187
16,600	CVS Health Corp.(a)	1,713,286
5,100	Henkel AG & Co. KGaA	526,939
43,733	Kraft Foods Group, Inc.	3,809,800
16,787	Molson Coors Brewing Co. - Class B	1,249,792
223,800	Orkla ASA	1,692,761
545	Pilgrim’s Pride Corp.	12,312
404,307	Safeway, Inc.(b)	8,976
404,307	Safeway, Inc.(b)	143,893
202	Sanderson Farms, Inc.	16,089
11,931	Tyson Foods, Inc. - Class A	456,957
40,900	Unilever N.V.	1,709,802
35,260	Wal-Mart Stores, Inc.	2,900,135
14,300	Walgreens Boots Alliance, Inc.	1,210,924

		21,110,032

Shares		Value
Energy: 3.4%
3,022	Anadarko Petroleum Corp.	$250,252
15,239	California Resources Corp.	115,969
44,681	Canadian Natural Resources Ltd.	1,372,153
79,919	Cloud Peak Energy, Inc.*	465,129
66,329	Cobalt International Energy, Inc.*	624,156
134,051	CONSOL Energy, Inc.(a)	3,738,682
70,365	Energy Transfer Equity L.P.(a)	4,458,326
51,651	Exterran Holdings, Inc.(a)	1,733,924
148,200	Gazprom OAO - ADR	698,763
37,087	Halliburton Co.(a)	1,627,377
98,500	Hornbeck Offshore Services, Inc.*	1,852,785
39,780	Kinder Morgan, Inc.	1,673,147
15,600	Lukoil OAO - ADR	716,664
22,614	Marathon Petroleum Corp.	2,315,447
27,900	Occidental Petroleum Corp.(a)	2,036,700
41,354	Peabody Energy Corp.	203,462
1,592	Pioneer Natural Resources Co.	260,308
63,200	Rosneft OAO - GDR	272,076
11,818	Schlumberger Ltd.	986,094
33,004	Seadrill Partners LLC	387,797
8,008	Suncor Energy, Inc.	234,234
433,800	Surgutneftegas OAO - (Preference Shares)	329,655
1,132,595	Talisman Energy, Inc.(a)	8,698,330
89,132	Weatherford International Plc*	1,096,324
162,054	Yancoal Australia Ltd.*	11,119

		36,158,873

Financials: 3.7%
9,759	Affiliated Managers Group, Inc.*	2,096,038
1,819	Alleghany Corp.*	885,853
76,900	American International Group, Inc.(a)	4,213,351
65,100	Aon Plc(a)	6,257,412
54,693	Associated Estates Realty Corp.	1,349,823
6,105	Axis Capital Holdings Ltd.	314,896
125,000	Bank of America Corp.	1,923,750
34,700	CIT Group, Inc.	1,565,664
86,600	Citigroup, Inc.	4,461,632
254,000	Countrywide Plc	1,938,497
22,800	Groupe Bruxelles Lambert S.A.	1,889,627
257,620	HSBC Bank Plc	4,192,824
28,800	Leucadia National Corp.	641,952
20,485	McGraw Hill Financial, Inc.	2,118,149
22,220	Moody’s Corp.	2,306,436
238,900	Sberbank of Russia - (Preference Shares)	186,349
58,600	Sberbank of Russia - ADR	256,082
208,600	Walter Investment Management Corp.*	3,368,890

		39,967,225

Health Care: 7.3%
2,572	Actavis Plc*	765,479
28,685	Auspex Pharmaceuticals, Inc.*	2,876,245
54,426	Catamaran Corp.*	3,240,524
42,900	Express Scripts Holding Co.*	3,722,433
25,115	Gilead Sciences, Inc.*(a)	2,464,535

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)

Health Care (continued)
210,004	H. Lundbeck A/S(b)	$16,842
171,342	Hospira, Inc.*	15,050,681
55,283	Hyperion Therapeutics, Inc.*	2,537,490
9,454	Illumina, Inc.*	1,755,041
2,702	Intuitive Surgical, Inc.*(a)	1,364,591
3,092	Kindred Healthcare, Inc.	73,559
9,388	Medtronic Plc	732,170
33,781	Mylan N.V.*	2,004,902
52,823	Pharmacyclics, Inc.*	13,520,047
105,173	Salix Pharmaceuticals Ltd.*	18,174,946
78,723	Synergy Health Plc	2,717,645
31,200	Thermo Fisher Scientific, Inc.(a)	4,191,408
245,666	Trius Therapeudics, Inc.*(b)	41,100
26,316	UnitedHealth Group, Inc.(a)	3,112,920

		78,362,558

Industrials: 3.2%
211,184	Ansaldo STS SpA	2,139,331
41,266	Axis Communications AB	1,627,344
41,252	B/E Aerospace, Inc.(a)	2,624,452
15,171	Boeing Co. (The)	2,276,864
36,297	Danaher Corp.	3,081,615
81,700	General Electric Co.	2,026,977
83,717	HC2 Holdings, Inc.*	916,701
14,512	Hubbell, Inc. - Class B	1,590,805
5,300	Jardine Matheson Holdings Ltd.	334,960
18,400	Jardine Strategic Holdings Ltd.	644,000
34,700	Joy Global, Inc.	1,359,546
46,599	KLX, Inc.*(a)	1,795,926
297,500	Meggitt Plc	2,422,880
61,681	SolarCity Corp.*(a)	3,163,002
17,500	Sound Holding FP Luxemburg*(b)	781,402
23,314	Stanley Black & Decker, Inc.	2,223,223
16,500	Sulzer AG	1,817,106
235,462	Toll Holdings Ltd.	1,590,410
19,100	United Technologies Corp.	2,238,520

		34,655,064

Information Technology: 8.6%
96,439	Advent Software, Inc.	4,253,924
7,091	Altera Corp.	304,275
23,400	Analog Devices, Inc.	1,474,200
25,981	Apple, Inc.(a)	3,232,816
29,624	ARM Holdings Plc - ADR	1,460,463
55,400	ARRIS Group, Inc.*	1,600,783
532,577	Aruba Networks, Inc.*	13,042,811
11,516	AVG Technologies N.V.*	249,321
163,506	Cisco Systems, Inc.(a)	4,500,503
53,556	Cypress Semiconductor Corp.	755,675
64,324	EMC Corp.	1,644,122
197,388	Emulex Corp.*	1,573,182
32,744	Facebook, Inc. - Class A*(a)	2,692,048
35,295	Freescale Semiconductor Ltd.*	1,438,624
3,793	Google, Inc. - Class A*	2,103,977
1,891	Google, Inc. - Class C*	1,036,268
16,514	Harris Corp.	1,300,643
85,120	Hewlett-Packard Co.	2,652,339
37,752	Informatica Corp.*	1,655,614
18,100	Intel Corp.(a)	565,987

Shares		Value
Information Technology (continued)
30,826	Juniper Networks, Inc.(a)	$696,051
342,204	Kofax Ltd.*	3,747,134
4,603	LinkedIn Corp. - Class A*(a)	1,150,106
42,919	Mavenir Systems, Inc.*	761,383
154,200	Microsoft Corp.(a)	6,269,001
12,007	Motorola Solutions, Inc.	800,507
171,700	Oracle Corp.(a)	7,408,855
18,100	QUALCOMM, Inc.	1,255,054
325,821	Riverbed Technology, Inc.*	6,812,917
62,300	TE Connectivity Ltd.	4,461,926
241,054	Tencent Holdings Ltd.	4,579,247
30,796	Visa, Inc. - Class A	2,014,366
115,381	Yahoo!, Inc.*(a)	5,126,955

		92,621,077

Materials: 1.7%
185,200	Alcoa, Inc.	2,392,784
1,112	Ball Corp.	78,552
46,029	Berry Plastics Group, Inc.*	1,665,789
24,138	CF Industries Holdings, Inc.	6,847,468
32,804	Methanex Corp.	1,757,310
1,200	MMC Norilsk Nickel OJSC - ADR	21,318
32,700	MMC Norilsk Nickel OJSC - ADR	580,915
79,400	Norsk Hydro ASA	410,498
83,607	Owens-Illinois, Inc.*	1,949,715
369,852	PanAust Ltd.	484,966
49,438	RTI International Metals, Inc.*	1,775,319

		17,964,634

Telecommunication Services: 1.0%
83,150	Globalstar, Inc.*	276,889
495,320	Jazztel Plc*	6,749,657
59,029	Leap Wireless International, Inc.*(b)	168,233
74,639	T-Mobile US, Inc.*(a)	2,365,310
29,127	Vodafone Group Plc - ADR	951,870

		10,511,959

TOTAL COMMON STOCKS (Cost $400,796,988)		425,906,707

RIGHTS/WARRANTS: 0.2%
339,791	Alinma Bank * (Expiration date: 04/29/15)	1,997,385

TOTAL RIGHTS/WARRANTS (Cost $2,114,594)		1,997,385

PREFERRED STOCKS: 1.4%

Consumer Staples: 0.2%
	Tyson Foods, Inc.
49,107	4.750%	2,380,707

Energy: 0.0%
	Chesapeake Energy Corp.
215	5.750%(c)	186,244
	NextEra Energy, Inc.
1,300	5.889%	85,059

		271,303

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Shares		Value
PREFERRED STOCKS (CONTINUED)

Financials: 0.5%
	Ally Financial, Inc.
2,534	7.000%(c)	$2,600,913
	Crown Castle International Corp.
6,902	4.500%	723,537
	iStar Financial, Inc.
8,656	4.500%	493,392
	Weyerhaeuser Co.
26,299	6.375%	1,439,081

		5,256,923

Health Care: 0.4%
	Actavis Plc
4,703	5.500%	4,759,436

Materials: 0.2%
	Alcoa, Inc.
35,904	5.375%	1,574,032
	ArcelorMittal
17,456	6.000%	266,476

		1,840,508

Utilities: 0.1%
	Dominion Resources, Inc.
9,207	6.375%	445,619
	Dominion Resources, Inc.
1,244	6.125%	69,863
	Dominion Resources, Inc.
1,118	6.000%	63,055

		578,537

TOTAL PREFERRED STOCKS (Cost $15,030,925)		15,087,414

EXCHANGE-TRADED FUNDS: 0.2%
35,390	iPATH S&P 500 VIX Short-Term Futures ETN*	907,046
5,804	iShares Core S&P Mid-Cap ETF	882,092
1,266	iShares Russell 1000 Value ETF	130,499
35	iShares Russell 2000 Growth ETF	5,304

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,907,754)		1,924,941

Principal Amount^		Value
ASSET-BACKED SECURITIES: 3.7%
	AIM Aviation Finance Ltd.
895,637	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	903,966
	American Homes 4 Rent
645,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	669,992
	American Homes 4 Rent Trust
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	658,954
	AmeriCredit Automobile Receivables Trust
252,000	Series 2013-4-D 3.310%, 10/08/2019	258,925

Principal Amount^		Value
	APIDOS CLO XIX
$ 1,000,000	Series 2014-19A-D 3.957%, 10/17/2026(c)(e)	$974,393
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 4.691%, 01/15/2026(c)(e)	1,007,676
1,000,000	Series 2014-3A-E2 6.791%, 01/15/2026(c)(e)	1,001,169
	Ballyrock CLO LLC
500,000	Series 2014-1A-B 3.431%, 10/20/2026(c)(e)	501,720
500,000	Series 2014-1A-C 3.981%, 10/20/2026(c)(e)	488,804
	Chase Issuance Trust
775,000	Series 2015-A2-A 1.590%, 02/18/2020	780,967
	Colony American Homes
610,000	Series 2014-1A-C 2.027%, 05/17/2031(c)(e)	609,890
	Cronos Containers Program I Ltd.
587,407	Series 2014-2A-A 3.270%, 11/18/2029(c)	596,414
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(d)	670,048
	Ford Credit Auto Owner Trust
510,000	Series 2015-A-A3 1.280%, 09/15/2019	511,791
	Global Container Assets 2014 Holdings Ltd.
292,857	7.500%, 01/05/2030(c)	292,857
795,595	6.000%, 01/05/2030(c)	795,595
1,185,000	0.000%, 01/05/2030(c)	999,784
	Global Container Assets Ltd.
284,284	Series 2015-1A-B 4.500%, 02/05/2030(c)	282,863
	GSAA Home Equity Trust
908,932	Series 2006-10-AF5 6.448%, 06/25/2036(d)	537,107
	Invitation Homes Trust
530,000	Series 2014-SFR1-B 1.677%, 06/17/2031(c)(e)	529,257
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.512%, 11/25/2036(d)	960,167
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(d)	1,782,483
2,122,083	Series 2006-8-3A3 5.762%, 06/25/2036(d)	1,885,380
	Long Beach Mortgage Loan Trust
268,416	Series 2005-WL2-M1 0.644%, 08/25/2035(e)	266,577
	Madison Park Funding XIV Ltd.
500,000	Series 2014-14A-D 3.857%, 07/20/2026(c)(e)	488,220
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 3.903%, 11/14/2026(c)(e)	965,947
1,000,000	Series 2014-1A-D 6.853%, 11/14/2026(c)(e)	993,757

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners XXII Ltd.
$ 500,000	Series 2014-1A-D2 4.871%, 11/22/2025(c)(e)	$502,830
500,000	Series 2014-1A-E2 7.041%, 11/22/2025(c)(e)	500,175
	OneMain Financial Issuance Trust
490,000	Series 2014-1A-A 2.430%, 06/18/2024(c)	491,428
255,000	Series 2014-2A-A 2.470%, 09/18/2024(c)	254,345
265,000	Series 2014-2A-B 3.020%, 09/18/2024(c)	262,801
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(c)	1,111,600
450,000	Series 2015-1A-A 3.190%, 03/18/2026(c)	454,077
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 0.924%, 03/25/2035(e)	6,716,128
	Residential Asset Mortgage Products, Inc.
175,323	Series 2006-RS5-A3 0.344%, 09/25/2036(e)	171,338
	Residential Asset Securities Corp. Trust
345,231	Series 2006-EMX2-A2 0.374%, 02/25/2036(e)	341,481
1,786,231	Series 2006-EMX6-A3 0.324%, 07/25/2036(e)	1,612,618
362,213	Series 2007-KS4-A2 0.354%, 05/25/2037(e)	361,428
	Sierra Timeshare Receivables Funding LLC
38,657	Series 2012-1A-A 2.840%, 11/20/2028(c)	39,274
166,598	Series 2013-1A-A 1.590%, 11/20/2029(c)	166,474
434,382	Series 2013-3A-A 2.200%, 10/20/2030(c)	438,248
	SoFi Professional Loan Program LLC
88,183	Series 2014-B-A1 1.421%, 08/25/2032(c)(e)	88,330
	Springleaf Funding Trust
305,000	Series 2014-AA-A 2.410%, 12/15/2022(c)	305,125
	TAL Advantage V LLC
433,333	Series 2013-2A-A 3.550%, 11/20/2038(c)	443,601
	Terwin Mortgage Trust
2,150,960	Series 2006-3-2A2 0.384%, 04/25/2037(c)(e)	1,797,665
	US Residential Opportunity Fund Trust
663,267	Series 2015-1III-A 3.721%, 01/27/2035(c)	667,138
468,319	Series 2015-1IV-A 3.721%, 02/27/2035(c)	469,555
	VOLT XXII LLC
774,754	Series 2015-NPL4-A1 3.500%, 02/25/2055(c)(d)	776,268

Principal Amount^		Value
	VOLT XXX LLC
$ 396,780	Series 2015-NPL1-A1 3.625%, 10/25/2057(c)(d)	$398,490
	VOLT XXXI LLC
315,695	Series 2015-NPL2-A1 3.375%, 02/25/2055(c)(d)	316,488

TOTAL ASSET-BACKED SECURITIES (Cost $37,401,872)		39,101,608

BANK LOANS: 3.7%
	ABC Supply Co., Inc.
560,730	3.500%, 04/16/2020	560,310
	Allison Transmission, Inc.
93,647	1.000%, 08/23/2019(f)	93,413
	Altice Financing S.A.
606,752	5.250%, 02/04/2022	613,390
	American Beacon Advisors, Inc.
227,151	1.000%, 03/03/2022(f)	228,477
226,356	4.750%, 11/22/2019	228,053
	American Tire Distributors Holdings, Inc.
125,375	1.000%, 08/23/2021(f)	126,080
125,059	7.000%, 06/01/2018	125,371
	Amneal Pharmaceuticals, LLC
289,727	5.001%, 11/01/2019	291,991
	Aptean, Inc.
455,400	5.250%, 02/26/2020	447,431
	Aramark Services, Inc.
410,850	3.250%, 02/24/2021	410,893
	Ardagh Holdings USA, Inc.
636,461	4.000%, 12/17/2019	639,643
	Asurion, LLC
360,356	5.000%, 05/24/2019	361,882
108,075	4.250%, 07/08/2020	107,987
	AWAS Aviation Capital Ltd.
165,214	3.500%, 07/16/2018	165,523
	Axalta Coating Systems US Holdings Inc.
228,176	3.750%, 02/01/2020	227,190
	Bauer Performance Sports Ltd.
105,283	4.000%, 04/15/2021	104,790
	Bennu Oil & Gas LLC
2,146,227	1.000%, 11/01/2018(b)(f)	1,736,652
	BMC Foreign Holding Co.
169,388	5.000%, 09/10/2020	165,807
	BMC Software Finance, Inc.
620,099	5.000%, 09/10/2020	607,989
	Brasa Holdings, Inc.
35,714	11.000%, 01/20/2020	35,804
	Brickman Group Ltd. LLC
148,128	4.000%, 12/18/2020	147,726
	Calpine Construction Finance Company, Co.
221,063	3.000%, 05/03/2020	218,506
	Calpine Corp.
390,821	4.000%, 10/09/2019	392,312
	Continental Building Products LLC
483,929	4.000%, 08/28/2020	482,115
	Creative Artists Agency, LLC
443,882	5.500%, 12/17/2021	449,801
	Crosby US Acquisition Corp.
296,250	3.750%, 11/23/2020	275,142
	Dealertrack Technologies, Inc.
146,641	3.250%, 02/28/2021	146,427
	Doncasters Finance US LLC
97,072	4.500%, 04/09/2020	97,376

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Emerald Performance Materials, LLC
$ 77,610	4.500%, 08/01/2021	$77,780
	Energy Transfer Equity, L.P.
261,292	4.000%, 12/02/2019	260,835
250,000	3.250%, 12/02/2019	246,465
	Entegris, Inc.
171,064	3.500%, 04/30/2021	170,921
	FPC Holdings, Inc.
102,426	5.250%, 11/19/2019	102,010
	Gates Global, Inc.
284,570	4.250%, 07/05/2021	283,842
	Generac Power Systems, Inc.
2,118,927	3.250%, 05/31/2020	2,118,037
	General Nutrition Centers, Inc.
664,438	3.250%, 03/04/2019	660,617
	Grosvenor Capital Management Holdings, LLP
160,092	3.750%, 01/04/2021	158,991
	Harbourvest Partners, LLC
82,165	3.250%, 02/04/2021	81,446
	HD Supply, Inc.
563,273	4.000%, 06/28/2018	564,915
	Hillman Group Inc. (The)
55,987	4.500%, 06/30/2021	56,523
	Hub International Ltd.
519,750	4.000%, 10/02/2020	516,314
	Hyperion Insurance Group Ltd.
280,000	1.000%, 03/26/2022(f)	282,100
	IBC Capital Ltd.
420,900	4.750%, 09/09/2021	420,637
	IMS Health, Inc.
153,450	3.500%, 03/17/2021	153,227
	Infor (US), Inc.
422,436	3.750%, 06/03/2020	419,202
	IQOR US Inc.
581,759	6.000%, 04/01/2021	554,126
	JLL/Delta Dutch Newco B.V.
228,275	4.250%, 03/11/2021	227,651
	La Quinta Intermediate Holdings LLC
626,140	4.000%, 04/14/2021	628,979
	Level 3 Financing Inc.
367,940	4.500%, 01/31/2022	370,413
	Libbey Glass Inc.
69,954	3.750%, 04/09/2021	69,779
	LTS Buyer LLC
296,927	4.000%, 04/13/2020	296,372
	MA Finance Co., LLC
557,161	5.250%, 11/19/2021	559,390
	Mallinckrodt International Finance S.A.
504,900	3.250%, 03/19/2021	504,491
	MicrosemiCorp.
98,137	3.500%, 02/19/2020	98,112
	Midas Intermediate Holdco II, LLC
16,213	4.750%, 08/18/2021	16,339
143,888	4.750%, 08/18/2021	145,012
	Millennium Laboratories, Inc.
506,921	5.250%, 04/16/2021	511,357
	Mirror Bidco Corp.
75,387	4.250%, 12/28/2019	75,308
	Nuance Communications, Inc.
123,120	2.930%, 08/07/2019	122,135
	NXP B.V.
197,000	3.250%, 01/11/2020	196,434

Principal Amount^		Value
	Oberthur Technologies of America Corp.
$ 133,313	4.500%, 10/18/2019	$133,213
	Onsite US Finco LLC
996,008	5.500%, 07/30/2021	975,988
	Ortho-Clinical Diagnostics, Inc.
248,125	4.750%, 06/30/2021	246,109
	OSG Bulk Ships,, Inc.
91,679	5.250%, 08/05/2019	91,278
	Pinnacle Operating Corp.
121,888	4.750%, 11/15/2018	122,192
	PODS, LLC
752,188	5.250%, 02/02/2022	760,180
	Power Buyer, LLC
529,050	4.250%, 05/06/2020	526,405
27,531	4.250%, 05/06/2020	27,394
	Presidio, Inc.
1,300,000	6.250%, 02/02/2022	1,298,375
	Quikrete Holdings, Inc.
568,120	4.000%, 09/28/2020	571,316
	Quintiles Transnational Corp.
690,288	3.750%, 06/08/2018	693,526
	Realogy Corp.
1,301,785	3.750%, 03/05/2020	1,302,195
	Reddy Ice Corp.
105,983	6.751%, 05/01/2019	93,795
	Renaissance Learning, Inc.
282,646	4.500%, 04/09/2021	277,346
	Rise Ltd.
467,405	4.750%, 01/31/2021	470,911
	Sable International Finance Ltd.
648,587	5.500%, 04/28/2017	650,607
	SBA Senior Finance II LLC
203,463	3.250%, 03/24/2021	202,611
	Sedgwick, Inc.
458,940	3.750%, 03/01/2021	454,064
	ServiceMaster Co.
909,556	4.250%, 07/01/2021	908,192
	Signode Industrial Group US Inc.
401,740	3.750%, 05/01/2021	399,982
	Southcross Energy Partners, L.P.
174,560	5.250%, 08/04/2021	170,742
	Spin Holdco Inc.
73,879	4.250%, 11/14/2019	73,764
	Springer Science & Business Media Deutschland GmbH
325,069	4.750%, 08/14/2020	326,084
	Sprouts Farmers Markets Holdings, LLC
99,418	4.000%, 04/23/2020	99,822
	SRAM, LLC
253,179	4.013%, 04/10/2020	253,179
	Talbots, Inc. (The)
309,164	4.750%, 03/19/2020	303,754
	Targa Resources Corp.
239,111	5.750%, 02/25/2022	240,456
	Tempur-Pedic International, Inc.
265,030	3.500%, 03/18/2020	265,726
	Time, Inc.
302,713	4.250%, 04/26/2021	302,997
	Townsquare Media, Inc.
122,043	1.000%, 03/17/2022(f)	122,387
	Transdigm, Inc.
778,224	3.750%, 02/28/2020	778,080
513,234	3.750%, 06/04/2021	512,770
	Tribune Co.
341,182	4.000%, 12/27/2020	341,950

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	TWCC Holding Corp.
$ 859,155	1.000%, 06/26/2020(f)	$763,574
	Valeant Pharmaceuticals International, Inc.
346,886	1.000%, 03/10/2022(f)	348,837
452,879	1.000%, 03/13/2022(f)	455,426
	Vertafore, Inc.
577,316	4.250%, 10/03/2019	578,338
	Virgin Media Bristol LLC
290,635	3.500%, 06/07/2020	290,637
	Virtuoso US LLC
110,882	4.750%, 02/11/2021	110,766
	VisteonCorp.
582,416	3.500%, 04/09/2021	582,661
	WESCO Distribution, Inc.
12,482	3.750%, 12/12/2019	12,518
	Western Refining, Inc.
443,876	1.000%, 11/12/2020(f)	441,657
	Wilsonart Holding LLC
327,965	4.000%, 10/31/2019	327,658
	Zayo Group, LLC
505,958	4.000%, 07/02/2019	507,397
	Zebra Technologies Corp.
575,516	4.750%, 10/27/2021	582,926

TOTAL BANK LOANS (Cost $39,556,140)		39,437,626

CONVERTIBLE BONDS: 1.4%

Basic Materials: 0.1%
	Primero Mining Corp.
1,299,000	6.500%, 03/31/2016	1,290,881

Communications: 0.2%
	Ciena Corp.
230,000	3.750%, 10/15/2018(c)	283,044
	MercadoLibre, Inc.
360,000	2.250%, 07/01/2019(c)	420,750
	Palo Alto Networks, Inc.
550,000	0.010%, 07/01/2019(c)(g)	791,656
	Priceline Group, Inc. (The)
381,000	0.350%, 06/15/2020	436,721

		1,932,171

Consumer, Cyclical: 0.1%
	Jarden Corp.
480,000	1.125%, 03/15/2034	572,400
	Lennar Corp.
160,000	3.250%, 11/15/2021(c)	357,300

		929,700

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
57,000	0.750%, 10/15/2018	85,108
414,000	1.500%, 10/15/2020	629,021
	Emergent Biosolutions, Inc.
265,000	2.875%, 01/15/2021	306,903
	Gilead Sciences, Inc.
180,000	Series D 1.625%, 05/01/2016	775,801
	Mylan, Inc.
580,000	3.750%, 09/15/2015	2,581,363

		4,378,196

Principal Amount^		Value
Energy: 0.3%
	BPZ Resources, Inc.
$ 714,000	8.500%, 10/01/2017(h)	$137,445
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	45,338
223,000	2.500%, 05/15/2037	214,777
	Peabody Energy Corp.
375,000	4.750%, 12/15/2066	134,297
	SunEdison, Inc.
190,000	2.375%, 04/15/2022(c)	223,725
	Whiting Petroleum Corp.
2,660,000	1.250%, 04/01/2020(c)	2,821,262

		3,576,844

Financial: 0.0%
	Walter Investment Management Corp.
70,000	4.500%, 11/01/2019	54,688

Industrial: 0.1%
	Aecon Group, Inc.
835,000 (CAD)	6.250%, 10/31/2015	669,883

Technology: 0.2%
	Brocade Communications Systems, Inc.
265,000	1.375%, 01/01/2020(c)	279,409
	Novellus Systems, Inc.
135,000	2.625%, 05/15/2041	276,328
	Nuance Communications, Inc.
455,000	2.750%, 11/01/2031	453,863
	Rovi Corp.
1,600,000	0.500%, 03/01/2020(c)	1,533,000

		2,542,600

TOTAL CONVERTIBLE BONDS (Cost $14,255,007)		15,374,963

CORPORATE BONDS: 15.7%

Basic Materials: 0.1%
	Albemarle Corp.
457,000	4.150%, 12/01/2024	474,888
	ArcelorMittal
695,000	7.750%, 10/15/2039	733,225
	Hercules, Inc.
180,000	6.500%, 06/30/2029	166,725

		1,374,838

Communications: 2.2%
	Altice Financing S.A.
1,200,000 (EUR)	5.250%, 02/15/2023(c)	1,368,057
	Altice S.A.
2,450,000	7.750%, 05/15/2022(c)	2,497,469
	AT&T, Inc.
1,072,000	2.400%, 08/15/2016	1,091,328
	CCOH Safari LLC
1,140,000	5.500%, 12/01/2022	1,168,500
3,615,000	5.750%, 12/01/2024	3,732,487
	DISH DBS Corp.
1,240,000	5.875%, 07/15/2022	1,263,250
3,485,000	5.875%, 11/15/2024	3,498,069
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	532,985
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049(c)(i)	553,904

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Communications (continued)
	NII Capital Corp.
$ 3,112,000	7.625%, 04/01/2021(h)	$980,280
	NII International Telecom SCA
2,466,000	7.875%, 08/15/2019(c)(h)	2,299,545
	Oi S.A.
570,000	5.750%, 02/10/2022	470,535
2,765,000 (BRL)	9.750%, 09/15/2016(c)	781,392
	Windstream Corp.
2,844,000	8.125%, 09/01/2018(a)	2,978,379

		23,216,180

Consumer, Cyclical: 1.3%
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	336,478
	General Motors Co.
950,000	5.200%, 04/01/2045	1,035,129
	International Game Technology
3,636,000	5.350%, 10/15/2023	3,694,627
	MGM Resorts International
2,440,000	6.000%, 03/15/2023	2,519,300
	Nexteer Automotive Group Ltd.
350,000	5.875%, 11/15/2021(c)	360,500
	Nissan Motor Acceptance Corp.
810,000	0.969%, 09/26/2016(c)(e)	814,965
	PC Nextco Holdings LLC / PC Nextco Finance, Inc.
1,930,000	8.750%, 08/15/2019	1,973,425
	Sears Holdings Corp.
932,000	6.625%, 10/15/2018	871,420
	TRW Automotive, Inc.
1,983,000	4.500%, 03/01/2021(c)	2,002,830

		13,608,674

Consumer, Non-cyclical: 2.1%
	Biomet, Inc.
6,766,000	6.500%, 10/01/2020(a)	7,121,215
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(c)	309,919
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018(c)	78,657
	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(c)	661,625
	Salix Pharmaceuticals Ltd.
4,833,000	6.500%, 01/15/2021(c)	5,370,671
	ServiceMaster Co. (The)
2,307,000	7.000%, 08/15/2020	2,462,723
	US Foods, Inc.
3,559,000	8.500%, 06/30/2019	3,745,848
	Valeant Pharmaceuticals International, Inc.
550,000	6.375%, 10/15/2020(c)	573,375
1,240,000	5.500%, 03/01/2023(c)	1,255,500
	VRX Escrow Corp.
1,025,000 (EUR)	4.500%, 05/15/2023(c)	1,109,640

		22,689,173

Diversified: 0.0%
	Alfa SAB de C.V.
400,000	6.875%, 03/25/2044(c)	441,200

Principal Amount^		Value
Energy: 3.4%
	Antero Resources Corp.
$ 535,000	5.125%, 12/01/2022	$516,275
	Baytex Energy Corp.
60,000	5.625%, 06/01/2024(c)	55,125
65,000	5.125%, 06/01/2021(c)	59,963
	Bonanza Creek Energy, Inc.
140,000	6.750%, 04/15/2021	136,850
435,000	5.750%, 02/01/2023	402,375
	California Resources Corp.
97,000	5.000%, 01/15/2020(c)	88,028
413,000	5.500%, 09/15/2021(c)	368,479
1,437,000	6.000%, 11/15/2024(c)	1,268,152
	Chesapeake Energy Corp.
25,000	6.625%, 08/15/2020	25,938
50,000	5.375%, 06/15/2021	48,750
1,175,000	4.875%, 04/15/2022	1,107,437
	Cimarex Energy Co.
1,185,000	4.375%, 06/01/2024	1,182,037
	Concho Resources, Inc.
375,000	5.500%, 04/01/2023	379,650
425,000	5.500%, 10/01/2022	430,312
	Continental Resources, Inc.
120,000	4.500%, 04/15/2023	116,657
430,000	3.800%, 06/01/2024	397,099
	Diamondback Energy, Inc.
1,205,000	7.625%, 10/01/2021	1,274,287
	Energy XXI Gulf Coast, Inc.
2,600,000	11.000%, 03/15/2020(c)	2,479,750
	Exterran Holdings, Inc.
137,000	7.250%, 12/01/2018	139,055
	Halcon Resources Corp.
2,345,000	9.750%, 07/15/2020	1,664,950
	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
1,860,000	4.875%, 12/01/2024	1,910,964
	McDermott International, Inc.
5,500,000	8.000%, 05/01/2021(c)	4,290,000
	MEG Energy Corp.
235,000	6.500%, 03/15/2021(c)	218,550
325,000	6.375%, 01/30/2023(c)	300,625
565,000	7.000%, 03/31/2024(c)	535,337
	Oasis Petroleum, Inc.
75,000	7.250%, 02/01/2019	74,625
460,000	6.875%, 03/15/2022	450,800
	OGX Austria GmbH
600,000	8.375%, 04/01/2022(c)(h)	3,181
795,000	8.500%, 06/01/2018(c)(h)	4,373
	Pacific Rubiales Energy Corp.
225,000	5.125%, 03/28/2023(c)	132,188
2,030,000	5.625%, 01/19/2025(c)	1,199,121
	Petrobras Global Finance B.V.
2,240,000	5.625%, 05/20/2043	1,825,376
	Petroleos de Venezuela S.A.
2,100,000	5.500%, 04/12/2037	656,250
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(c)	278,299
	QEP Resources, Inc.
1,315,000	5.250%, 05/01/2023	1,295,275
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
1,135,000	5.750%, 09/01/2020	1,231,475
	Rice Energy, Inc.
510,000	6.250%, 05/01/2022	499,800
	Rosetta Resources, Inc.
50,000	5.875%, 06/01/2024	46,750

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Energy (continued)
$ 105,000	5.625%, 05/01/2021	$99,225
390,000	5.875%, 06/01/2022	369,525
	Sabine Pass Liquefaction LLC
1,860,000	5.625%, 03/01/2025(c)	1,846,050
	SM Energy Co.
65,000	6.500%, 11/15/2021	66,300
145,000	6.625%, 02/15/2019	147,538
195,000	6.500%, 01/01/2023	200,850
395,000	5.000%, 01/15/2024	373,867
730,000	6.125%, 11/15/2022(c)	728,175
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
30,000	4.250%, 11/15/2023	29,025
120,000	5.250%, 05/01/2023	121,200
195,000	6.375%, 08/01/2022	205,238
625,000	5.000%, 01/15/2018(c)	645,312
	TerraForm Power Operating LLC
385,000	5.875%, 02/01/2023(c)	400,400
	Ultra Petroleum Corp.
145,000	5.750%, 12/15/2018(c)	131,588
430,000	6.125%, 10/01/2024(c)	370,875
	Western Refining Logistics L.P. / WNRL Finance Corp.
480,000	7.500%, 02/15/2023(c)	490,800
	Whiting Petroleum Corp.
215,000	5.000%, 03/15/2019	212,312
1,025,000	5.750%, 03/15/2021	1,022,437
1,160,000	6.500%, 10/01/2018	1,165,800
	Williams Partners L.P.
1,280,000	4.000%, 09/15/2025	1,258,033
		36,978,708
Financial: 4.2%
	365 Bond
46,378	7.500%, 10/17/2017(b)	46,378
	450 Hayes
179,000	9.000%, 12/20/2015(b)	179,000
	801 S. Broadway
905,143	9.000%, 08/18/2016(b)	905,143
	Air Lease Corp.
450,000	3.750%, 02/01/2022	457,966
1,490,000	4.250%, 09/15/2024	1,538,425
	Aircastle Ltd.
90,000	5.500%, 02/15/2022	95,962
	Ally Financial, Inc.
1,325,000	4.125%, 03/30/2020	1,320,031
1,877,000	8.000%, 03/15/2020	2,243,015
	Ambac Assurance Corp.
1,706,449	5.100%, 06/07/2020(c)	1,981,614
	Assicurazioni Gene Residential Accredit Loans, Inc. SpA
2,400,000 (EUR)	7.750%, 12/12/2042(e)(j)	3,353,194
	Bank of America Corp.
1,220,000	4.200%, 08/26/2024	1,263,637
	Causeway Square
588,000	9.000%, 09/18/2015(b)	588,000
	College Terrace
271,907	9.500%, 06/30/2016(b)	271,907
	Corp. Financiera de Desarrollo S.A.
260,000	3.250%, 07/15/2019(c)	264,550
545,000	5.250%, 07/15/2029(c)(j)	568,081

Principal Amount^		Value
Financial (continued)
	Echo Brickell
$ 155,412	10.000%, 10/17/2017(b)	$155,412
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	2,602,587
	General Electric Capital Corp.
700,000	Series A 7.125%, 06/15/2022(i)(j)	824,250
	Genworth Holdings, Inc.
245,000	4.900%, 08/15/2023	210,700
380,000	4.800%, 02/15/2024	321,575
	Host Hotels & Resorts L.P.
245,000	5.250%, 03/15/2022	272,944
	Intesa Sanpaolo SpA
2,190,000	5.017%, 06/26/2024(c)	2,245,565
	iStar Financial, Inc.
3,240,000	4.000%, 11/01/2017	3,211,650
	JPMorgan Chase & Co.
1,140,000 (NZD)	4.250%, 11/02/2018	857,328
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,075,000	5.875%, 08/01/2021(c)	1,968,656
	LBG Capital No.1 Plc
3,675,000	8.000%, 06/15/2020(c)(e)(i)	4,001,156
	Lloyds Banking Group Plc
800,000	4.500%, 11/04/2024	832,565
	Morgan Stanley
1,275,000	4.350%, 09/08/2026	1,338,345
	Old Republic International Corp.
1,910,000	4.875%, 10/01/2024	2,035,434
	Pacific City Retail
77,054	1.000%, 08/07/2017(b)	77,054
	Realogy Group LLC / Realogy Co-Issuer Corp.
520,000	5.250%, 12/01/2021(c)	529,750
	Rialto Holdings LLC / Rialto Corp.
1,409,000	7.000%, 12/01/2018(c)	1,468,882
	RIM V
536,019	9.750%, 06/20/2015(b)	536,019
	Royal Bank of Scotland Group Plc
1,910,000	6.125%, 12/15/2022	2,154,190
	SLS Hotel
182,847	9.500%, 11/20/2017(b)	182,847
	Societe Generale S.A.
2,530,000	7.875%, 12/18/2023(i)(j)	2,618,550
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	298,480
	Walter Investment Management Corp.
1,250,000	7.875%, 12/15/2021	1,125,000
		44,945,842
Industrial: 1.5%
	Atrium Windows & Doors, Inc.
635,000	7.750%, 05/01/2019(c)	536,575
	Cemex SAB de C.V.
2,300,000	6.125%, 05/05/2025(c)	2,328,060
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	160,890
287,000	5.000%, 03/01/2021	229,600
	Jabil Circuit, Inc.
585,000	4.700%, 09/15/2022	608,400

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Industrial (continued)
	Keysight Technologies, Inc.
$ 1,910,000	4.550%, 10/30/2024(c)	$1,928,195
	KLX, Inc.
410,000	5.875%, 12/01/2022(c)	410,000
	LSB Industries, Inc.
1,363,000	7.750%, 08/01/2019	1,427,742
	Manitowoc Co., Inc. (The)
1,075,000	5.875%, 10/15/2022	1,161,000
	Masco Corp.
870,000	4.450%, 04/01/2025	900,450
	Meccanica Holdings USA, Inc.
901,000	6.250%, 01/15/2040(c)	923,525
	NCI Building Systems, Inc.
335,000	8.250%, 01/15/2023(c)	355,938
	Odebrecht Finance Ltd.
300,000 (BRL)	8.250%, 04/25/2018(c)	70,179
	Overseas Shipholding Group, Inc.
1,096,000	8.125%, 03/30/2018	1,091,890
	Owens Corning
315,000	4.200%, 12/01/2024	325,491
	Textron Financial Corp.
725,000	6.000%, 02/15/2067(c)(j)	656,125
	Textron, Inc.
181,000	3.875%, 03/01/2025	187,358
	Viasystems, Inc.
2,262,000	7.875%, 05/01/2019(c)	2,392,065

		15,693,483

Technology: 0.4%
	IHS, Inc.
415,000	5.000%, 11/01/2022(c)	418,901
	KLA-Tencor Corp.
1,347,000	4.650%, 11/01/2024	1,417,339
	Open Text Corp.
1,463,000	5.625%, 01/15/2023(c)	1,521,520
	Rolta Americas LLC
1,135,000	8.875%, 07/24/2019(c)	1,089,600

		4,447,360

Utilities: 0.5%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016(c)	149,543
	EDP Finance B.V.
2,000,000	4.125%, 01/15/2020(c)	2,073,250
	Enel SpA
2,400,000	8.750%, 09/24/2073(c)(j)	2,900,338
	Midwest Generation LLC
236,951	Series B 8.560%, 01/02/2016	238,728

		5,361,859

TOTAL CORPORATE BONDS (Cost $169,497,237)		168,757,317

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.2%
	Brazil Notas do Tesouro Nacional Serie F
8,542,000 (BRL)	Series NTNF 10.000%, 01/01/2025	2,328,927

Principal Amount^		Value
	Brazilian Government International Bond
500,000 (BRL)	12.500%, 01/05/2016	$158,100
	Hellenic Republic Government Bond
165,000 (EUR)	3.000%, 02/24/2038(d)	85,374
185,000 (EUR)	3.000%, 02/24/2041(d)	95,781
	Mexican Bonos
58,000,000 (MXN)	Series M 4.750%, 06/14/2018	3,810,414
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	5,942,814

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $12,767,731)		12,421,410

LIMITED PARTNERSHIPS: 0.1%
1,093,088	U.S. Farming Realty Trust II, LP(b)	1,153,537

TOTAL LIMITED PARTNERSHIPS (Cost $1,086,921)		1,153,537

MORTGAGE-BACKED SECURITIES: 25.0%
	Adjustable Rate Mortgage Trust
137,312	Series 2004-4-3A1 2.677%, 03/25/2035(e)	134,570
165,988	Series 2004-5-5A1 2.583%, 04/25/2035(e)	162,687
286,483	Series 2004-5-6A1 2.563%, 04/25/2035(e)	284,481
3,000,000	Series 2005-2-6M2 1.154%, 06/25/2035(e)	2,667,618
758,685	Series 2006-1-2A1 3.079%, 03/25/2036(e)	568,007
	Alternative Loan Trust
139,002	Series 2003-20CB-2A1 5.750%, 10/25/2033	147,124
183,233	Series 2003-4CB-1A1 5.750%, 04/25/2033	185,473
112,465	Series 2003-9T1-A7 5.500%, 07/25/2033	113,444
1,472,730	Series 2004-13CB-A4 0.010%, 07/25/2034(g)(k)	1,202,713
126,339	Series 2004-14T2-A11 5.500%, 08/25/2034	134,543
480,892	Series 2004-27CB-A1 6.000%, 12/25/2034	484,271
110,988	Series 2004-28CB-5A1 5.750%, 01/25/2035	113,279
120,098	Series 2004-J3-1A1 5.500%, 04/25/2034	124,503
94,850	Series 2005-14-2A1 0.384%, 05/25/2035(e)	78,695
304,510	Series 2005-J1-2A1 5.500%, 02/25/2025	311,164
4,897,887	Series 2006-13T1-A13 6.000%, 05/25/2036	4,300,629
842,207	Series 2006-31CB-A7 6.000%, 11/25/2036	769,015
114,508	Series 2006-4CB-2A2 5.500%, 04/25/2036	111,812
531,765	Series 2006-J1-2A1 7.000%, 02/25/2036	228,077
107,625	Series 2006-J4-1A3 6.250%, 07/25/2036	73,562

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES(CONTINUED)
$ 411,415	Series 2007-16CB-2A1 0.624%, 08/25/2037(e)	$262,878
119,135	Series 2007-16CB-2A2 53.135%, 08/25/2037(e)	297,055
793,468	Series 2007-19-1A34 6.000%, 08/25/2037	671,463
2,274,358	Series 2007-20-A12 6.250%, 08/25/2047	2,105,596
658,832	Series 2007-22-2A16 6.500%, 09/25/2037	532,950
115,996	Series 2007-4CB-1A7 5.750%, 04/25/2037	105,456
5,142,473	Series 2007-HY7C-A4 0.404%, 08/25/2037(e)	4,398,620
1,197,556	Series 2008-2R-2A1 6.000%, 08/25/2037	1,003,169
	American Homes 4 Rent
100,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	108,518
	Banc of America Alternative Loan Trust
174,016	Series 2003-10-1A1 5.500%, 12/25/2033	179,782
242,861	Series 2003-10-3A1 5.500%, 12/25/2033	249,466
180,050	Series 2003-8-1CB1 5.500%, 10/25/2033	192,006
293,626	Series 2005-6-CB7 5.250%, 07/25/2035	266,299
1,120,469	Series 2006-7-A4 5.998%, 10/25/2036(d)	751,520
	Banc of America Funding Corp.
239,538	Series 2004-B-4A2 2.501%, 11/20/2034(e)	233,687
104,380	Series 2005-5-1A1 5.500%, 09/25/2035	109,597
188,659	Series 2005-7-3A1 5.750%, 11/25/2035	194,197
460,392	Series 2006-6-1A2 6.250%, 08/25/2036	456,307
2,058,666	Series 2006-7-T2A3 5.695%, 10/25/2036(j)	1,761,955
988,478	Series 2006-A-4A1 2.650%, 02/20/2036(e)	834,392
1,198,462	Series 2006-B-7A1 5.669%, 03/20/2036(e)	1,095,793
113,512	Series 2008-R4-1A4 0.620%, 07/25/2037(c)(e)	81,121
1,687,860	Series 2010-R9-3A3 5.500%, 12/26/2035(c)	1,353,137
	Banc of America Funding Trust
221,683	Series 2007-4-5A1 5.500%, 11/25/2034	220,268
	Banc of America Mortgage Trust
73,333	Series 2005-A-2A1 2.663%, 02/25/2035(e)	71,435
	BCAP LLC Trust
2,869,094	Series 2010-RR12-1A7 2.042%, 06/26/2037(c)(e)	2,838,476
593,417	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(j)	554,586
3,997,210	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	2,904,709

Principal Amount^		Value
	Bear Stearns Adjustable Rate Mortgage Trust
$ 6,589	Series 2004-10-11A1 2.618%, 01/25/2035(e)	$6,485
634,264	Series 2004-6-2A1 2.699%, 09/25/2034(e)	611,320
163,377	Series 2004-9-12A3 2.781%, 11/25/2034(e)	161,323
471,100	Series 2005-12-11A1 2.579%, 02/25/2036(e)	369,401
	Bear Stearns Asset-Backed Securities I Trust
911,047	Series 2006-AC1-1A1 5.750%, 02/25/2036(d)	762,483
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2003-PWR2-E 6.872%, 05/11/2039(c)(j)	112,079
	BLCP Hotel Trust
300,000	Series 2014-CLRN-D 2.675%, 08/15/2029(c)(e)	301,582
300,000	Series 2014-CLRN-E 3.845%, 08/15/2029(c)(e)	300,821
	CAM Mortgage Trust
390,000	Series 2014-2-M 4.450%, 05/15/2048(c)(j)	392,336
	Chase Mortgage Finance Trust
699,513	Series 2007-A1-11M1 2.464%, 03/25/2037(e)	648,792
3,097,976	Series 2007-S3-1A15 6.000%, 05/25/2037	2,753,354
	ChaseFlex Trust
2,464,269	Series 2007-3-2A1 0.474%, 07/25/2037(e)	2,128,253
	Citicorp Mortgage Securities Trust
85,602	Series 2006-4-1A2 6.000%, 08/25/2036	87,212
	Citigroup Mortgage Loan Trust
6,116,250	Series 2011-12-1A2 4.963%, 04/25/2036(c)(j)	4,551,965
	Citigroup Mortgage Loan Trust, Inc.
327,297	Series 2005-11-A2A 2.510%, 10/25/2035(e)	325,053
201,955	Series 2005-2-1A4 2.568%, 05/25/2035(e)	195,538
519,296	Series 2005-5-2A2 5.750%, 08/25/2035	454,158
1,600,000	Series 2009-6-8A2 6.000%, 08/25/2022(c)(j)	1,596,828
	Citimortgage Alternative Loan Trust
65,549	Series 2006-A3-1A7 6.000%, 07/25/2036	57,847
345,959	Series 2006-A4-1A1 6.000%, 09/25/2036	312,853
667,952	Series 2006-A5-1A13 0.624%, 10/25/2036(e)	468,012
657,329	Series 2006-A5-1A2 6.376%, 10/25/2036(e)(l)	131,688
1,168,676	Series 2007-A4-1A13 5.750%, 04/25/2037	1,011,987
598,399	Series 2007-A4-1A6 5.750%, 04/25/2037	518,175
269,720	Series 2007-A6-1A11 6.000%, 06/25/2037	240,570

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES(CONTINUED)
	COMM Mortgage Trust
$ 150,000	Series 2014-SAVA-A 1.325%, 06/15/2034(c)(e)	$149,832
150,000	Series 2014-SAVA-B 1.925%, 06/15/2034(c)(e)	149,782
300,000	Series 2014-SAVA-C 2.575%, 06/15/2034(c)(e)	300,278
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(c)	1,173,903
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	1,083,647
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	1,120,999
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(j)	0
	Countrywide Home Loan Mortgage Pass-Through Trust
212,057	Series 2004-12-8A1 2.593%, 08/25/2034(e)	198,895
30,525	Series 2004-HYB4-2A1 2.420%, 09/20/2034(e)	29,291
125,224	Series 2004-HYB8-4A1 3.247%, 01/20/2035(e)	122,566
163,753	Series 2005-11-4A1 0.444%, 04/25/2035(e)	142,897
235,880	Series 2005-21-A17 5.500%, 10/25/2035	222,487
1,670,598	Series 2005-23-A1 5.500%, 11/25/2035	1,555,609
1,030,294	Series 2005-HYB8-4A1 4.312%, 12/20/2035(e)	921,389
404,019	Series 2007-10-A5 6.000%, 07/25/2037	382,157
2,109,367	Series 2007-13-A5 6.000%, 08/25/2037	2,029,162
	Credit Suisse First Boston Mortgage Securities Corp.
112,709	Series 2003-AR26-7A1 2.516%, 11/25/2033(e)	108,973
82,026	Series 2003-AR28-4A1 2.544%, 12/25/2033(e)	81,570
304,985	Series 2004-AR4-3A1 2.624%, 05/25/2034(e)	302,533
27,061	Series 2005-1-3A4 5.250%, 05/25/2028	27,148
3,721,665	Series 2005-10-10A3 6.000%, 11/25/2035	2,622,099
177,812	Series 2005-10-5A4 5.500%, 11/25/2035	161,892
2,305,615	Series 2005-11-7A1 6.000%, 12/25/2035	2,014,828
	Credit Suisse Mortgage-Backed Trust
1,676,104	Series 2006-6-1A10 6.000%, 07/25/2036	1,383,581
83,791	Series 2006-8-4A1 6.500%, 10/25/2021	73,057
1,353,839	Series 2007-1-4A1 6.500%, 02/25/2022	983,646
254,822	Series 2007-2-2A5 5.000%, 03/25/2037	250,188
1,291,746	Series 2010-7R-4A17 14.000%, 04/26/2037(c)(j)	1,190,840

Principal Amount^		Value
$ 3,386,233	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	$3,019,289
	Del Coronado Trust
200,000	Series 2013-HDMZ-M 5.175%, 03/15/2018(c)(e)	200,500
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
135,951	Series 2005-3-4A4 5.250%, 06/25/2035	137,835
150,933	Series 2005-5-1A4 5.500%, 11/25/2035(j)	143,646
	Deutsche Mortgage and Asset Receiving Corp.
4,587,859	Series 2014-RS1-1A2 7.103%, 07/27/2037(c)(j)	3,734,011
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
411,789	Series 2006-PR1-3A1 11.880%, 04/15/2036(c)(e)	483,731
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7 5.053%, 12/05/2031(c)(j)	751,861
	FDIC Trust
135,360	Series 2013-N1-A 4.500%, 10/25/2018(c)	136,606
	Federal Home Loan Mortgage Corp.
10,465,368	5.926%, 07/15/2043(e)(l)	1,840,754
250,000	Series 2014-DN2-M2 1.824%, 04/25/2024(e)	248,668
1,665,985	Series 3118-SD 6.526%, 02/15/2036(e)(l)	344,962
721,948	Series 3301-MS 5.926%, 04/15/2037(e)(l)	90,496
993,788	Series 3303-SE 5.906%, 04/15/2037(e)(l)	157,194
645,962	Series 3303-SG 5.926%, 04/15/2037(e)(l)	102,572
501,361	Series 3382-SB 5.826%, 11/15/2037(e)(l)	59,210
960,398	Series 3382-SW 6.126%, 11/15/2037(e)(l)	143,015
499,461	Series 3384-S 6.216%, 11/15/2037(e)(l)	60,817
640,255	Series 3384-SG 6.136%, 08/15/2036(e)(l)	81,109
5,214,830	Series 3404-SA 5.826%, 01/15/2038(e)(l)	939,978
602,048	Series 3417-SX 6.006%, 02/15/2038(e)(l)	65,102
411,757	Series 3423-GS 5.476%, 03/15/2038(e)(l)	42,348
4,113,465	Series 3423-TG 0.350%, 03/15/2038(e)(l)	32,924
7,956,775	Series 3435-S 5.806%, 04/15/2038(e)(l)	1,344,309
345,352	Series 3445-ES 5.826%, 05/15/2038(e)(l)	41,478
1,077,050	Series 3523-SM 5.826%, 04/15/2039(e)(l)	145,450
620,455	Series 3560-KS 6.226%, 11/15/2036(e)(l)	105,217
825,791	Series 3598-SA 6.176%, 11/15/2039(e)(l)	130,330

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 2,531,399	Series 3630-AI 1.931%, 03/15/2017(j)(l)	$71,672
473,899	Series 3641-TB 4.500%, 03/15/2040	522,082
530,645	Series 3646-AI 4.500%, 06/15/2024(l)	13,812
2,421,402	Series 3728-SV 4.276%, 09/15/2040(e)(l)	264,794
755,079	Series 3758-S 5.856%, 11/15/2040(e)(l)	135,143
5,297,347	Series 3770-SP 6.326%, 11/15/2040(e)(l)	665,784
886,337	Series 3815-ST 5.676%, 02/15/2041(e)(l)	133,396
1,531,747	Series 3859-SI 6.426%, 05/15/2041(e)(l)	307,174
703,156	Series 3872-SL 5.776%, 06/15/2041(e)(l)	89,822
545,840	Series 3900-SB 5.796%, 07/15/2041(e)(l)	78,449
145,912	Series 3946-SM 14.177%, 10/15/2041(e)	163,187
1,685,331	Series 3957-DZ 3.500%, 11/15/2041	1,670,503
1,680,430	Series 3972-AZ 3.500%, 12/15/2041	1,689,641
9,982,276	Series 3984-DS 5.776%, 01/15/2042(e)(l)	1,787,424
4,672,605	Series 4229-MS 7.395%, 07/15/2043(e)	4,993,158
6,139,918	Series 4239-OU 0.010%, 07/15/2043(g)(k)	4,558,755
8,941,144	Series 4291-MS 5.726%, 01/15/2054(e)(l)	1,496,278
8,168,142	Series 4302-GS 5.976%, 02/15/2044(e)(l)	1,646,379
10,529,326	Series 4407-PS 5.426%, 06/15/2044(e)(l)	1,769,244
	Federal National Mortgage Association
749,886	Series 2003-84-PZ 5.000%, 09/25/2033	833,986
338,412	Series 2005-104-SI 6.526%, 12/25/2033(e)(l)	26,204
3,866,217	Series 2005-42-SA 6.626%, 05/25/2035(e)(l)	626,457
5,694,924	Series 2006-92-LI 6.406%, 10/25/2036(e)(l)	1,244,500
1,441,870	Series 2007-39-AI 5.946%, 05/25/2037(e)(l)	258,689
507,028	Series 2007-57-SX 6.446%, 10/25/2036(e)(l)	80,926
434,547	Series 2007-68-SA 6.476%, 07/25/2037(e)(l)	57,846
246,059	Series 2008-1-CI 6.126%, 02/25/2038(e)(l)	31,675
5,115,405	Series 2008-33-SA 5.826%, 04/25/2038(e)(l)	810,252
370,771	Series 2008-56-SB 5.886%, 07/25/2038(e)(l)	45,116
10,202,523	Series 2009-110-SD 6.076%, 01/25/2040(e)(l)	1,880,930

Principal Amount^		Value
$ 364,941	Series 2009-111-SE 6.076%, 01/25/2040(e)(l)	$44,725
1,110,028	Series 2009-86-CI 5.626%, 09/25/2036(e)(l)	132,123
556,159	Series 2009-87-SA 5.826%, 11/25/2049(e)(l)	76,351
479,171	Series 2009-90-IB 5.546%, 04/25/2037(e)(l)	48,646
644,050	Series 2010-11-SC 4.626%, 02/25/2040(e)(l)	61,606
309,985	Series 2010-115-SD 6.426%, 11/25/2039(e)(l)	42,950
9,225,481	Series 2010-123-SK 5.876%, 11/25/2040(e)(l)	1,846,669
3,673,232	Series 2010-134-SE 6.476%, 12/25/2025(e)(l)	567,670
682,943	Series 2010-15-SL 4.776%, 03/25/2040(e)(l)	81,334
758,582	Series 2010-9-GS 4.576%, 02/25/2040(e)(l)	64,110
6,420	Series 2011-110-LS 9.756%, 11/25/2041(e)	9,027
1,146,185	Series 2011-111-VZ 4.000%, 11/25/2041	1,232,195
1,707,873	Series 2011-141-PZ 4.000%, 01/25/2042	1,822,489
662,168	Series 2011-5-PS 6.226%, 11/25/2040(e)(l)	68,066
1,854,722	Series 2011-63-AS 5.746%, 07/25/2041(e)(l)	319,615
1,161,544	Series 2011-63-ZE 4.000%, 08/25/2038	1,205,659
5,331,531	Series 2011-93-ES 6.326%, 09/25/2041(e)(l)	1,085,662
4,123,096	Series 2012-106-SA 5.986%, 10/25/2042(e)(l)	726,986
81,705	Series 2012-55-SC 6.687%, 05/25/2042(e)	82,289
1,280,795	Series 2013-115-NS 11.537%, 11/25/2043(e)	1,352,316
2,816,760	Series 2013-15-SC 5.254%, 03/25/2033(e)	2,826,965
5,787,725	Series 2013-51-HS 5.192%, 04/25/2043(e)	5,180,222
7,395,277	Series 2013-53-ZC 3.000%, 06/25/2043	7,101,296
3,711,610	Series 2013-67-NS 5.739%, 07/25/2043(e)	3,656,442
5,269,168	Series 2013-74-HZ 3.000%, 07/25/2043	5,117,439
10,458,843	Series 2014-50-WS 6.026%, 08/25/2044(e)(l)	1,810,850
	First Horizon Alternative Mortgage Securities Trust
1,739,722	Series 2006-FA6-1A4 6.250%, 11/25/2036	1,415,128
658,635	Series 2007-FA4-1A7 6.000%, 08/25/2037	523,914
	First Horizon Mortgage Pass-Through Trust
608,498	Series 2006-1-1A10 6.000%, 05/25/2036	588,914
	GMAC Mortgage Loan Trust
24,840	Series 2003-J7-A7 5.000%, 11/25/2033	25,016

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES(CONTINUED)
$ 121,049	Series 2005-AR4-3A1 2.979%, 07/19/2035(e)	$115,728
	Government National Mortgage Association
1,542,961	Series 2007-21-S 6.026%, 04/16/2037(e)(l)	278,428
642,638	Series 2008-69-SB 7.454%, 08/20/2038(e)(l)	135,432
769,688	Series 2009-104-SD 6.176%, 11/16/2039(e)(l)	124,423
332,227	Series 2010-98-IA 5.891%, 03/20/2039(j)(l)	24,298
1,196,814	Series 2011-45-GZ 4.500%, 03/20/2041	1,291,665
629,994	Series 2011-69-OC 0.010%, 05/20/2041(g)(k)	575,371
12,786,663	Series 2011-69-SC 5.204%, 05/20/2041(e)(l)	1,608,909
1,782,311	Series 2011-89-SA 5.274%, 06/20/2041(e)(l)	261,703
8,398,701	Series 2012-135-IO 0.957%, 01/16/2053(j)(l)	561,978
8,875,907	Series 2013-102-BS 5.974%, 03/20/2043(e)(l)	1,511,582
10,770,528	Series 2014-145-CS 5.426%, 05/16/2044(e)(l)	1,730,912
9,813,143	Series 2014-156-PS 6.074%, 10/20/2044(e)(l)	1,733,215
15,442,569	Series 2014-5-SA 5.374%, 01/20/2044(e)(l)	2,221,732
12,197,788	Series 2014-58-SG 5.426%, 04/16/2044(e)(l)	1,733,065
14,911,459	Series 2014-76-SA 5.424%, 01/20/2040(e)(l)	2,046,119
12,446,607	Series 2014-95-CS 6.076%, 06/16/2044(e)(l)	2,328,717
	GP Portfolio Trust
500,000	Series 2014-GPP-A 1.125%, 02/15/2027(c)(e)	498,937
	GS Mortgage Securities Trust
1,095,000	Series 2007-GG10-AM 5.796%, 08/10/2045(j)	1,125,147
	GSR Mortgage Loan Trust
200,972	Series 2004-14-5A1 2.735%, 12/25/2034(e)	199,935
268,632	Series 2005-4F-6A1 6.500%, 02/25/2035	272,631
1,966,831	Series 2005-9F-2A1 6.000%, 01/25/2036	1,813,951
538,637	Series 2005-AR4-6A1 5.201%, 07/25/2035(e)	533,717
490,829	Series 2005-AR6-4A5 2.690%, 09/25/2035(e)	494,572
642,598	Series 2006-7F-3A4 6.250%, 08/25/2036	522,084
3,010,796	Series 2006-8F-2A1 6.000%, 09/25/2036	2,813,137
221,714	Series 2006-8F-4A17 6.000%, 09/25/2036	188,408
	Harborview Mortgage Loan Trust
433,554	Series 2003-2-1A 0.548%, 10/19/2033(e)	418,444

Principal Amount^		Value
	Hilton USA Trust
$ 265,000	Series 2013-HLT-CFX 3.714%, 11/05/2030(c)	$271,229
180,000	Series 2013-HLT-DFX 4.407%, 11/05/2030(c)	185,749
200,000	Series 2013-HLT-EFX 5.222%, 11/05/2030(c)(j)	206,103
	Impac Secured Assets Trust
2,995,573	Series 2007-3-A1A 0.284%, 09/25/2037(e)	2,057,449
	IndyMac Mortgage Loan Trust
301,451	Series 2005-16IP-A1 0.814%, 07/25/2045(e)	267,011
773,944	Series 2006-AR3-1A1 2.578%, 12/25/2036(e)	677,663
	JP Morgan Alternative Loan Trust
451,170	Series 2006-A1-3A1 2.939%, 03/25/2036(e)	389,034
30,683	Series 2006-A1-5A1 4.446%, 03/25/2036(e)	24,731
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM 5.464%, 01/15/2049(j)	219,565
113,138	Series 2013-JWMZ-M 6.175%, 04/15/2018(c)(e)	113,149
	JP Morgan Mortgage Trust
200,189	Series 2003-A2-3A1 1.990%, 11/25/2033(e)	197,945
240,630	Series 2005-A1-6T1 2.538%, 02/25/2035(e)	240,349
293,548	Series 2005-A2-3A2 2.395%, 04/25/2035(j)	285,730
156,112	Series 2005-A3-4A1 2.659%, 06/25/2035(e)	158,125
301,643	Series 2005-S3-1A9 6.000%, 01/25/2036	272,845
264,195	Series 2006-A1-1A2 2.404%, 02/25/2036(e)	236,339
412,298	Series 2006-A7-2A4 2.539%, 01/25/2037(e)	377,713
290,644	Series 2007-A1-4A2 2.489%, 07/25/2035(e)	290,726
382,052	Series 2007-S1-1A2 5.500%, 03/25/2022	381,104
317,817	Series 2007-S1-2A22 5.750%, 03/25/2037	269,819
1,599,817	Series 2007-S3-1A97 6.000%, 08/25/2037	1,456,401
1,368,602	Series 2008-R2-2A 5.500%, 12/27/2035(c)	1,264,987
	Lehman Mortgage Trust
43,981	Series 2006-1-3A5 5.500%, 02/25/2036	43,127
4,218,496	Series 2006-2-2A3 5.750%, 04/25/2036	4,248,642
	Lehman XS Trust
723,639	Series 2006-4N-A2A 0.394%, 04/25/2046(e)	533,771
	Master Adjustable Rate Mortgages Trust
429,021	Series 2004-7-3A1 2.500%, 07/25/2034(e)	429,858
238,322	Series 2006-2-1A1 2.587%, 04/25/2036(e)	230,271

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Master Alternative Loan Trust
$ 103,189	Series 2003-9-4A1 5.250%, 11/25/2033	$107,509
41,228	Series 2004-12-6A2 5.250%, 12/25/2034	41,168
107,398	Series 2004-5-1A1 5.500%, 06/25/2034	112,751
127,399	Series 2004-5-2A1 6.000%, 06/25/2034	133,140
274,940	Series 2004-8-2A1 6.000%, 09/25/2034	282,603
	Merrill Lynch Alternative Note Asset Trust
1,846,911	Series 2007-AF1-1AF2 5.750%, 05/25/2037	1,698,522
260,272	Series 2007-F1-2A7 6.000%, 03/25/2037	208,572
171,124	Series 2007-F1-2A8 6.000%, 03/25/2037	137,132
	Merrill Lynch Mortgage Investors Trust
802,917	Series 2006-1-1A 2.476%, 02/25/2036(e)	783,899
53,894	Series 2006-2-2A 2.117%, 05/25/2036(e)	53,578
102,237	Series 2007-1-3A 2.496%, 01/25/2037(e)	98,708
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM 5.671%, 04/12/2049(j)	475,870
285,000	Series 2011-C2-D 5.304%, 06/15/2044(c)(j)	313,465
	Morgan Stanley Mortgage Loan Trust
5,568,044	Series 2006-11-2A2 6.000%, 08/25/2036	4,606,309
152,488	Series 2006-11-3A2 6.000%, 08/25/2036	138,723
847,763	Series 2006-7-3A 5.342%, 06/25/2036(j)	721,784
452,130	Series 2007-13-6A1 6.000%, 10/25/2037	387,094
	Morgan Stanley Re- Remic Trust
1,204,389	Series 2010-R9-3C 6.102%, 11/26/2036(c)(j)	1,195,123
	Motel 6 Trust
3,605,000	Series 2015-M6MZ-M 8.230%, 02/05/2020(c)	3,630,235
	National City Mortgage Capital Trust
600,796	Series 2008-1-2A1 6.000%, 03/25/2038	632,628
	Prime Mortgage Trust
2,209,456	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	2,164,623
	Residential Accredit Loans, Inc.
193,697	Series 2004-QS2-AI1 5.500%, 02/25/2034	195,292
500,803	Series 2006-QS10-A9 6.500%, 08/25/2036	437,155
1,373,306	Series 2006-QS14-A18 6.250%, 11/25/2036	1,167,906
1,168,108	Series 2006-QS17-A5 6.000%, 12/25/2036	970,796
1,140,398	Series 2006-QS2-1A4 5.500%, 02/25/2036	999,170

Principal Amount^		Value
$ 1,392,957	Series 2006-QS7-A3 6.000%, 06/25/2036	$1,210,469
1,367,230	Series 2007-QS1-2A10 6.000%, 01/25/2037	1,124,546
2,020,245	Series 2007-QS3-A1 6.500%, 02/25/2037	1,670,304
4,873,350	Series 2007-QS6-A6 6.250%, 04/25/2037	4,164,336
1,115,619	Series 2007-QS8-A8 6.000%, 06/25/2037	950,734
3,333,037	Series 2007-QS9-A33 6.500%, 07/25/2037	2,919,964
	Residential Asset Securitization Trust
343,305	Series 2005-A8CB-A9 5.375%, 07/25/2035	303,191
604,212	Series 2006-A8-1A1 6.000%, 08/25/2036	555,554
411,466	Series 2007-A1-A8 6.000%, 03/25/2037	295,250
1,668,438	Series 2007-A2-1A2 6.000%, 04/25/2037	1,446,886
1,033,042	Series 2007-A5-2A5 6.000%, 05/25/2037	917,303
159,769	Series 2007-A6-1A3 6.000%, 06/25/2037	145,940
	Residential Funding Mortgage Securities I, Inc.
124,638	Series 2006-S1-1A3 5.750%, 01/25/2036	128,470
1,843,874	Series 2006-S4-A5 6.000%, 04/25/2036	1,755,213
	SCG Trust
200,000	Series 2013-SRP1-A 1.572%, 11/15/2026(c)(e)	200,232
385,000	Series 2013-SRP1-B 2.672%, 11/15/2026(c)(e)	385,088
700,000	Series 2013-SRP1-C 3.422%, 11/15/2026(c)(e)	703,472
100,000	Series 2013-SRP1-D 3.516%, 11/15/2026(c)(e)	100,045
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(j)	5,747,707
	Stanwich Mortgage Loan Trust
273,047	Series 2011-5-A 4.192%, 09/15/2037(b)(c)(j)	114,858
1,340,635	Series 2012-2-A 0.000%, 03/15/2047(b)(c)(j)	614,006
118,626	Series 2012-5-A 23.606%, 03/15/2051(b)(c)(e)	65,830
	Structured Adjustable Rate Mortgage Loan Trust
389,340	Series 2004-16-2A 2.453%, 11/25/2034(e)	386,386
307,285	Series 2004-6-1A 2.354%, 06/25/2034(e)	303,252
99,561	Series 2005-14-A1 0.484%, 07/25/2035(e)	74,140
883,214	Series 2005-15-1A1 2.791%, 07/25/2035(e)	714,047
2,074,188	Series 2005-22-3A1 2.871%, 12/25/2035(e)	1,711,960

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$ 157,075	Series 2004-20-8A7 5.750%, 11/25/2034	$164,768
	Structured Asset Securities Corp. Trust
117,995	Series 2005-1-7A7 5.500%, 02/25/2035	120,858
3,051,540	Series 2005-5-2A2 5.500%, 04/25/2035	3,043,173
	Sunset Mortgage Loan Co. LLC
2,518,506	Series 2014-NPL1-A 3.228%, 08/16/2044(c)(d)	2,526,703
	Washington Mutual Mortgage Pass-Through Certificates Trust
78,608	Series 2004-CB2-2A 5.500%, 07/25/2034	82,208
1,067,103	Series 2005-1-5A1 6.000%, 03/25/2035	1,111,183
1,100,000	Series 2005-AR7-A3 2.358%, 08/25/2035(j)	1,099,432
164,329	Series 2006-2-1A9 6.000%, 03/25/2036	153,773
1,363,012	Series 2006-5-1A5 6.000%, 07/25/2036	1,134,188
691,971	Series 2006-8-A6 4.819%, 10/25/2036(d)	503,456
337,560	Series 2006-AR19-2A 1.942%, 01/25/2047(e)	306,162
5,151,004	Series 2007-5-A3 7.000%, 06/25/2037	3,194,900
	Wells Fargo Alternative Loan Trust
591,135	Series 2007-PA2-3A1 0.524%, 06/25/2037(e)	427,933
870,833	Series 2007-PA2-3A2 6.476%, 06/25/2037(e)(l)	212,487
	Wells Fargo Mortgage-Backed Securities Trust
47,936	Series 2003-J-1A9 2.612%, 10/25/2033(e)	48,222
309,849	Series 2003-M-A1 2.615%, 12/25/2033(e)	311,021
149,033	Series 2004-A-A1 2.638%, 02/25/2034(e)	149,520
124,211	Series 2004-O-A1 2.615%, 08/25/2034(e)	123,749
53,292	Series 2005-11-2A3 5.500%, 11/25/2035	55,627
85,436	Series 2005-12-1A2 5.500%, 11/25/2035	87,477
1,027,251	Series 2005-12-1A5 5.500%, 11/25/2035	1,031,054
288,271	Series 2005-16-A18 6.000%, 01/25/2036	285,549
195,863	Series 2005-17-1A1 5.500%, 01/25/2036	200,007
465,881	Series 2005-AR10-2A2 2.618%, 06/25/2035(e)	474,956
130,735	Series 2005-AR10-2A4 2.618%, 06/25/2035(e)	131,921
418,843	Series 2006-AR19-A1 5.538%, 12/25/2036(e)	407,787
1,604,988	Series 2006-AR2-2A5 2.615%, 03/25/2036(e)	1,547,918

Principal Amount^		Value
$ 1,393,307	Series 2007-3-1A4 6.000%, 04/25/2037	$1,386,045

TOTAL MORTGAGE-BACKED SECURITIES (Cost $242,109,284)		268,185,523

Contracts		Value
PURCHASED OPTIONS: 0.2%

COMMON STOCKS: 0.1%
	Abbvie, Inc. Call Option
1,117	Exercise Price $60.00 Expiration Date: May 2015	156,380
	Abbvie, Inc. Put Option
54	Exercise Price $55.00 Expiration Date: May 2015	5,670
54	Exercise Price $55.00 Expiration Date: August 2015	13,770
64	Exercise Price $52.50 Expiration Date: May 2015	3,520
64	Exercise Price $52.50 Expiration Date: August 2015	11,200
	Alcoa, Inc. Call Option
163	Exercise Price $14.00 Expiration Date: April 2015	1,630
	Alcoa, Inc. Put Option
162	Exercise Price $12.00 Expiration Date: May 2015	4,536
163	Exercise Price $12.00 Expiration Date: April 2015	1,956
	Applied Materials, Inc. Call Option
161	Exercise Price $22.00 Expiration Date: January 2016	47,495
	Associated Estates Realty Corp. Put Option
237	Exercise Price $20.00 Expiration Date: April 2015	5,925
238	Exercise Price $22.50 Expiration Date: May 2015	7,735
	AT&T, Inc. Call Option
2,464	Exercise Price $35.00 Expiration Date: June 2015	59,136
	AT&T, Inc. Put Option
272	Exercise Price $35.00 Expiration Date: June 2015	81,872
	Auspex Pharmaceuticals, Inc. Put Option
6	Exercise Price $80.00 Expiration Date: May 2015	120
	Avg Technologies N.V. Put Option
79	Exercise Price $20.00 Expiration Date: April 2015	1,975
	B/E Aerospace, Inc. Put Option
159	Exercise Price $55.00 Expiration Date: April 2015	159
175	Exercise Price $50.00 Expiration Date: April 2015	875
	Berry Plastics Group, Inc. Put Option
119	Exercise Price $30.00 Expiration Date: April 2015	595
127	Exercise Price $35.00 Expiration Date: April 2015	5,080
158	Exercise Price $30.00 Expiration Date: May 2015	3,476
	Bob Evans Farms, Inc. Put Option
80	Exercise Price $40.00 Expiration Date: May 2015	1,600

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
80	Exercise Price $45.00 Expiration Date: April 2015	$4,200
159	Exercise Price $40.00 Expiration Date: April 2015	1,272
	Catamaran Corp. Put Option
8	Exercise Price $57.50 Expiration Date: October 2015	784
	Cobalt International Energy, Inc. Put Option
159	Exercise Price $7.00 Expiration Date: May 2015	3,975
266	Exercise Price $4.00 Expiration Date: April 2015	1,330
319	Exercise Price $7.50 Expiration Date: April 2015	3,190
	Commscope Holding Co., Inc. Call Option
158	Exercise Price $35.00 Expiration Date: April 2015	3,950
	CONSOL Energy, Inc. Put Option
409	Exercise Price $25.00 Expiration Date: May 2015	24,540
609	Exercise Price $24.00 Expiration Date: April 2015	8,526
	Consumer Discretionary Select Call Option
562	Exercise Price $77.00 Expiration Date: June 2015	81,490
	Dick’s Sporting Goods, Inc. Put Option
79	Exercise Price $50.00 Expiration Date: April 2015	790
79	Exercise Price $52.50 Expiration Date: April 2015	988
	Dish Network Corp. Put Option
160	Exercise Price $65.00 Expiration Date: April 2015	3,520
160	Exercise Price $67.50 Expiration Date: April 2015	10,400
	Dollar Tree, Inc. Put Option
52	Exercise Price $62.50 Expiration Date: May 2015	520
	EMC Corp. Put Option
180	Exercise Price $25.00 Expiration Date: April 2015	3,780
239	Exercise Price $25.00 Expiration Date: May 2015	14,340
	Energizer Holdings, Inc. Call Option
31	Exercise Price $150.00 Expiration Date: April 2015	775
	Expedia, Inc. Call Option
158	Exercise Price $100.00 Expiration Date: April 2015	6,320
160	Exercise Price $102.00 Expiration Date: April 2015	2,400
	Exterran Holdings, Inc. Put Option
158	Exercise Price $25.00 Expiration Date: May 2015	6,320
316	Exercise Price $25.00 Expiration Date: April 2015	9,480
	Family Dollar Stores, Inc. Put Option
211	Exercise Price $72.50 Expiration Date: July 2015	$10,550
	Globalstar, Inc. Put Option
25	Exercise Price $2.00 Expiration Date: April 2015	150

Contracts		Value
60	Exercise Price $3.00 Expiration Date: April 2015	$750
99	Exercise Price $2.50 Expiration Date: April 2015	990
	Halliburton Co. Put Option
79	Exercise Price $38.00 Expiration Date: May 2015	2,054
158	Exercise Price $37.50 Expiration Date: April 2015	474
	Harris Corp. Put Option
80	Exercise Price $70.00 Expiration Date: April 2015	1,600
80	Exercise Price $70.00 Expiration Date: May 2015	4,000
81	Exercise Price $65.00 Expiration Date: May 2015	2,430
	Hewlett-packard Co. Put Option
316	Exercise Price $30.00 Expiration Date: April 2015	6,952
348	Exercise Price $30.00 Expiration Date: May 2015	18,792
	Hubbell, Inc. Put Option
79	Exercise Price $95.00 Expiration Date: April 2015	1,185
	Informatica Corp. Put Option
158	Exercise Price $40.00 Expiration Date: April 2015	4,740
237	Exercise Price $37.50 Expiration Date: April 2015	1,185
	Juniper Networks, Inc. Put Option
24	Exercise Price $21.00 Expiration Date: April 2015	228
158	Exercise Price $22.00 Expiration Date: April 2015	4,898
171	Exercise Price $20.00 Expiration Date: April 2015	770
	Kindred Healthcare, Inc. Put Option
395	Exercise Price $17.50 Expiration Date: April 2015	11,850
	KLX, Inc. Put Option
132	Exercise Price $35.00 Expiration Date: May 2015	9,900
318	Exercise Price $35.00 Expiration Date: April 2015	7,950
	Kraft Foods Group, Inc. Call Option
27	Exercise Price $90.00 Expiration Date: May 2015	4,320
40	Exercise Price $90.00 Expiration Date: April 2015	2,400
45	Exercise Price $95.00 Expiration Date: May 2015	2,250
72	Exercise Price $87.50 Expiration Date: May 2015	18,000
323	Exercise Price $95.00 Expiration Date: April 2015	4,845
	Kraft Foods Group, Inc. Put Option
17	Exercise Price $75.00 Expiration Date: May 2015	425
27	Exercise Price $80.00 Expiration Date: May 2015	2,295
81	Exercise Price $85.00 Expiration Date: April 2015	9,072
81	Exercise Price $85.00 Expiration Date: May 2015	19,035
136	Exercise Price $75.00 Expiration Date: September 2015	13,600

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
	Macerich Co. (The) Call Option
320	Exercise Price $95.00 Expiration Date: April 2015	19,200
407	Exercise Price $100.00 Expiration Date: April 2015	8,140
	Macerich Co. (The) Put Option
28	Exercise Price $80.00 Expiration Date: June 2015	7,280
	Methanex Corp. Put Option
239	Exercise Price $50.00 Expiration Date: April 2015	10,516
	MGM Resorts International Put Option
239	Exercise Price $19.00 Expiration Date: May 2015	8,604
239	Exercise Price $20.00 Expiration Date: May 2015	16,013
	Molson Coors Brewing Co. Put Option
39	Exercise Price $65.00 Expiration Date: May 2015	2,769
40	Exercise Price $70.00 Expiration Date: April 2015	1,840
94	Exercise Price $67.50 Expiration Date: April 2015	1,504
	Motorola Solutions, Inc. Put Option
48	Exercise Price $60.00 Expiration Date: April 2015	768
80	Exercise Price $57.50 Expiration Date: April 2015	880
	Mylan N.V. Put Option
8	Exercise Price $57.50 Expiration Date: May 2015	1,696
79	Exercise Price $55.00 Expiration Date: April 2015	4,424
158	Exercise Price $50.00 Expiration Date: April 2015	2,054
	NXP Semiconductors N.V. Call Option
120	Exercise Price $115.00 Expiration Date: April 2015	4,200
	Packaging Corp. Of America Put Option
79	Exercise Price $75.00 Expiration Date: April 2015	5,135
	Partnerre Ltd. Call Option
12	Exercise Price $115.00 Expiration Date: May 2015	3,300
	Partnerre Ltd. Put Option
7	Exercise Price $105.00 Expiration Date: May 2015	263
	Perry Ellis International, Inc. Put Option
317	Exercise Price $20.00 Expiration Date: April 2015	7,925
	Salix Pharmaceuticals Ltd. Call Option
58	Exercise Price $160.00 Expiration Date: April 2015	75,400
162	Exercise Price $175.00 Expiration Date: April 2015	810

Contracts		Value
COMMON STOCKS (CONTINUED)
	Salix Pharmaceuticals Ltd. Put Option
32	Exercise Price $175.00 Expiration Date: July 2015	$7,360
196	Exercise Price $165.00 Expiration Date: July 2015	1,960
	Schlumberger Ltd. Put Option
275	Exercise Price $85.00 Expiration Date: May 2015	95,700
	Seadrill Partners LLC Put Option
80	Exercise Price $10.00 Expiration Date: June 2015	3,800
120	Exercise Price $12.50 Expiration Date: April 2015	9,600
160	Exercise Price $10.00 Expiration Date: May 2015	6,560
	Staples, Inc. Call Option
206	Exercise Price $17.00 Expiration Date: January 2016	36,668
	T-Mobile US, Inc. Put Option
316	Exercise Price $28.00 Expiration Date: April 2015	3,792
	Talisman Energy, Inc. Put Option
1,027	Exercise Price $6.00 Expiration Date: June 2015	25,675
	TRW Automotive Holdings Corp. Call Option
35	Exercise Price $100.00 Expiration Date: April 2015	15,750
	TRW Automotive Holdings Corp. Put Option
69	Exercise Price $95.00 Expiration Date: July 2015	1,552
	Tyson Foods, Inc. Put Option
79	Exercise Price $34.00 Expiration Date: April 2015	790
	Valeant Pharmaceuticals International, Inc. Call Option
1	Exercise Price $200.00 Expiration Date: April 2015	560
	Viacom, Inc. Put Option
10	Exercise Price $65.00 Expiration Date: April 2015	325
159	Exercise Price $62.50 Expiration Date: April 2015	1,987
	Vitamin Shoppe, Inc. Put Option
79	Exercise Price $35.00 Expiration Date: April 2015	1,185
	Weatherford International Plc Put Option
275	Exercise Price $10.00 Expiration Date: April 2015	1,237
317	Exercise Price $10.00 Expiration Date: May 2015	5,230
350	Exercise Price $9.00 Expiration Date: April 2015	2,800
	Yum Brands, Inc. Put Option
79	Exercise Price $70.00 Expiration Date: April 2015	632

		1,181,169

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Contracts/ Notional		Value
CURRENCY OPTIONS: 0.0%
	INR Call / USD Put Put Option
5,040,000	Exercise Price $61.50 Expiration Date: July 2015	$21,551
	USD Put / INR Call Put Option
7,965,000	Exercise Price $61.50 Expiration Date: August 2015	39,164

		60,715

Contracts		Value
EXCHANGE TRADED FUNDS: 0.0%
	iShares China Large Cap ETF Put Option
995	Exercise Price $41.00 Expiration Date: May 2015	23,880
	iShares Russell 2000 ETF Put Option
570	Exercise Price $113.00 Expiration Date: June 2015	84,930
	SPDR S&P 500 ETF Trust Put Option
476	Exercise Price $195.00 Expiration Date: June 2015	141,372

		250,182

INTEREST RATE SWAPTIONS: 0.1%
	Put - OTC - 10 Year Swap for the obligation to pay a fixed rate of 2.183% versus the 3 month LIBOR Put Option
11,800,000	Exercise Price $2.18 Expiration Date: May 2015	88,878
	Put - OTC - 10 Year Swap for the obligation to pay a fixed rate of 2.390% versus the 3 month LIBOR Put Option
18,900,000	Exercise Price $2.39 Expiration Date: July 2015	142,827
	Put MXN 1 Year Put Option
234,000,000	Exercise Price $4.26 Expiration Date: October 2015	43,306

		275,011
OPTIONS ON EQUITY/ EQUITY INDICES 0.0%
	Euro Stoxx 50 Index Call Option
27	Exercise Price $3,850.00 Expiration Date: September 2015	27,076

TOTAL PURCHASED OPTIONS (Cost $2,724,184)		1,794,153

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 10.4%

TREASURY BILLS: 0.1%
	United States Treasury Bill
1,400,000	0.068%, 08/20/2015	1,399,633

TOTAL TREASURY BILLS (Cost $1,399,633)		1,399,633

Principal Amount^		Value
REPURCHASE AGREEMENTS: 10.3%
$ 109,943,000	FICC, 0.000%, 3/31/15, due 04/01/2015 [collateral: par value $111,025,000, U.S. Treasury Note, 1.250%, due 10/31/2018; U.S. Treasury Note, 3.750%, due 11/15/2018; value $112,157,014] (proceeds $109,943,000)	$109,943,000

TOTAL REPURCHASE AGREEMENTS (Cost $109,943,000)		109,943,000

TOTAL SHORT-TERM INVESTMENTS (Cost $111,342,633)		111,342,633

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,050,591,270): 102.9%		1,102,485,217

Liabilities in Excess of Other Assets: (2.9)%		(30,567,119)

NET ASSETS: 100.0%		$1,071,918,098

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
ETN	Exchange Traded Note.
GDR	Global Depository Receipt.
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
MLP	Master Limited Partnership.
NVDR	Non-voting Depository Receipt.
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $95,333,205 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Illiquid securities at March 31, 2015, at which time the aggregate value of these illiquid securities is $7,787,089 or 0.7% of net assets.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2015.
(e)	Floating Interest Rate.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Security is currently in default and/or non-income producing.
(i)	Perpetual Call.
(j)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2015.
(k)	Principal Only security.
(l)	Interest Only security. Security with a notional or nominal principal amount.

CURRENCY	ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
ZAR	South African rand

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$1,050,591,270

Gross unrealized appreciation	72,686,566
Gross unrealized depreciation	(20,792,619)

Net unrealized appreciation	$51,893,947

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: (6.7)%
(446)	ADTRAN, Inc.	$(8,327)
(123,684)	Alcoa, Inc.	(1,597,997)
(27,080)	Alibaba Group Holding Ltd. ADR*	(2,254,139)
(11,555)	Alliance Resource Partners L.P.	(386,284)
(744)	Anheuser-Busch InBev N.V. ADR	(90,701)
(15,440)	Antero Resources Corp.*	(545,341)
(4,506)	AptarGroup, Inc.	(286,221)
(183,025)	ArcelorMittal	(1,724,096)
(232,831)	AT&T, Inc.	(7,601,932)
(700)	Baytex Energy Corp.	(11,055)
(1,068)	Bemis Co., Inc.	(49,459)
(3,221)	Boeing Co. (The)	(483,408)
(21,742)	Cabot Oil & Gas Corp.	(642,041)
(6,131)	Camden Property Trust	(479,015)
(50)	Chemed Corp.	(5,970)
(948)	Ciena Corp.*	(18,306)
(18,325)	CommScope Holding Co., Inc.*	(522,995)
(2,150)	ConAgra Foods, Inc.	(78,539)
(3,900)	ConocoPhillips	(242,814)
(25,416)	Continental Resources, Inc.*	(1,109,917)
(1,839)	Cracker Barrel Old Country Store, Inc.	(279,785)
(900)	Crescent Point Energy Corp.	(20,039)
(2,804)	Crown Holdings, Inc.*	(151,472)
(15,847)	Denny’s Corp.*	(180,656)
(26,394)	Dollar Tree, Inc.*	(2,141,741)
(2,032)	Domino’s Pizza, Inc.	(204,318)
(24,177)	Enerflex Ltd.	(292,800)
(2,921)	Energizer Holdings, Inc.	(403,244)
(7,879)	EQT Corp.	(652,933)
(31,489)	Expedia, Inc.	(2,964,060)
(24,503)	Exterran Partners L.P.	(610,615)
(40,125)	Fastenal Co.	(1,662,579)
(317,894)	First Quantum Minerals Ltd.	(3,847,412)
(129,252)	Ford Motor Co.	(2,086,127)
(6,476)	Frank’s International N.V.	(121,101)
(120,721)	Freeport-McMoRan, Inc.	(2,287,663)
(35,727)	Gannett Co., Inc.	(1,324,757)
(42,455)	General Motors Co.	(1,592,062)
(96,086)	Goldcorp, Inc.	(1,741,078)
(100)	H. Lundbeck A/S	(8)
(257)	HealthSouth Corp.	(11,401)
(6,180)	Hexcel Corp.	(317,776)
(2,955)	Hormel Foods Corp.	(167,992)
(63,518)	Intel Corp.	(1,986,208)
(18,874)	International Business Machines Corp.	(3,029,277)
(474)	Jack in the Box, Inc.	(45,466)
(13,431)	Kraft Foods Group, Inc.	(1,170,042)
(8,107)	LyondellBasell Industries N.V. Class A	(711,795)
(28,952)	Mitel Networks Corp.*	(294,442)
(4,327)	Nexstar Broadcasting Group, Inc. Class A	(247,591)
(18,573)	NXP Semiconductors N.V.*	(1,863,986)
(677)	Papa John’s International, Inc.	(41,845)
(2,980)	PartnerRe Ltd.	(340,703)
(80,410)	Peabody Energy Corp.	(395,617)

Shares		Value
(5,400)	Pennsylvania Real Estate Investment Trust	$(125,442)
(2,252)	Pilgrim’s Pride Corp.	(50,873)
(2,000)	Pitney Bowes, Inc.	(46,640)
(3,176)	Rockwell Collins, Inc.	(306,643)
(51,271)	RPC, Inc.	(656,782)
(834)	Sanderson Farms, Inc.	(66,428)
(20,904)	Schlumberger Ltd.	(1,744,230)
(689)	Select Medical Holdings Corp.	(10,218)
(5,742)	Silgan Holdings, Inc.	(333,782)
(5,092)	Sinclair Broadcast Group, Inc. Class A	(159,940)
(1,380)	Sonic Corp.	(43,746)
(6,064)	Spirit AeroSystems Holdings, Inc. Class A*	(316,601)
(112,037)	Statoil ASA	(1,985,417)
(33,933)	STERIS Corp.	(2,384,472)
(18,741)	Superior Energy Services, Inc.	(418,674)
(235,900)	Tencent Holdings Ltd.	(4,481,338)
(22,414)	Teradata Corp.*	(989,354)
(5,254)	Texas Roadhouse, Inc.	(191,403)
(1,386)	TransDigm Group, Inc.*	(303,146)
(124,498)	Transocean Ltd.	(1,826,386)
(9,077)	TripAdvisor, Inc.*	(754,934)
(3,898)	Triumph Group, Inc.	(232,789)
(14,177)	UDR, Inc.	(482,443)
(100)	Valeant Pharmaceuticals International, Inc.*	(19,862)
(10,872)	VMware, Inc. Class A*	(891,613)
(4,226)	Wendy’s Co. (The)	(46,063)
(12,223)	Wesco Aircraft Holdings, Inc.*	(187,256)
(5,654)	WESCO International, Inc.*	(395,158)
(9,951)	Westlake Chemical Corp.	(715,875)
(1,000)	WW Grainger, Inc.	(235,810)
(70,700)	Yahoo Japan Corp.	(292,312)

TOTAL COMMON STOCKS (Proceeds $73,111,605)		(72,022,778)

EXCHANGE-TRADED FUNDS: (1.7)%
(11,252)	Alerian MLP ETF	(186,446)
(7,649)	Consumer Staples Select Sector SPDR Fund	(372,812)
(35,116)	Energy Select Sector SPDR Fund	(2,724,299)
(13,178)	Health Care Select Sector SPDR Fund	(955,405)
(21,694)	Industrial Select Sector SPDR Fund	(1,209,874)
(256)	iShares 7-10 Year Treasury Bond ETF Class B	(27,748)
(118,293)	iShares MSCI Brazil Capped ETF	(3,710,851)
(6,841)	iShares MSCI China ETF	(372,835)
(72,915)	iShares MSCI Emerging Markets ETF	(2,926,079)
(788)	iShares Nasdaq Biotechnology ETF	(270,623)
(10,998)	iShares Russell 2000 Growth ETF	(1,666,747)
(10,820)	JPMorgan Alerian MLP Index ETN	(463,096)
(680)	Powershares QQQ Trust Series 1	(71,808)
(24,267)	SPDR Barclays High Yield Bond ETF	(951,752)
(6,168)	SPDR S&P 500 ETF Trust	(1,273,260)
(4,200)	SPDR S&P Oil & Gas Exploration & Production ETF	(216,972)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

(6,968)	SPDR S&P Retail ETF	$(704,047)
(2,278)	Technology Select Sector SPDR Fund	(94,400)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $18,761,635)		(18,199,054)

Principal Amount^		Value
CORPORATE BONDS: (0.5)%
	AT&T, Inc.
(1,980,000)	3.900%, 03/11/2024	(2,076,020)
	California Resources Corp.
(1,030,000)	5.500%, 09/15/2021(c)	(918,966)
	National Oilwell Varco, Inc.
(605,000)	2.600%, 12/01/2022	(595,506)
	Vale Overseas Ltd.
(596,000)	4.375%, 01/11/2022	(575,897)
	Vale S.A.
(596,000)	5.625%, 09/11/2042	(518,758)

TOTAL CORPORATE BONDS (Proceeds $4,702,106)		(4,685,147)

TOTAL SECURITIES SOLD SHORT (Proceeds $96,575,346)		(94,906,979)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	86	$3,354,518	06/2015	$38,423
Eurodollars 3 Month	155	38,496,188	12/2015	(2,327)
Eurodollars 3 Month	(155)	(38,205,563)	12/2016	7,189
S&P500 E Mini Index	(94)	(9,685,760)	06/2015	34,553
Sterlings 3 Month	(202)	(37,071,319)	12/2016	14,652

	(210)	$(43,111,936)		$92,490

SCHEDULE of SWAPS at March 31, 2015 (Unaudited)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2015	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
Federal Republic of Brazil 12.250% 03/06/2030 (Buy Protection)	12/20/2019	Bank of America N.A.	(1.000%)	2.676%	$(305,000)	$22,206	$10,747	$11,459
Federal Republic of Brazil 12.250% 03/06/2030 (Buy Protection)	12/20/2019	Bank of America N.A.	(1.000%)	2.676%	(420,000)	30,578	11,682	18,896
Federal Republic of Brazil 12.250% 03/06/2030 (Buy Protection)	12/20/2019	Bank of America N.A.	(1.000%)	2.676%	(915,000)	66,615	30,980	35,635
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Bank of America N.A.	1.000%	7.739%	850,000	(210,737)	(108,504)	(102,233)
Federal Republic of Brazil 12.250% 03/06/2030 (Buy Protection)	12/20/2019	Citigroup Global Markets, Inc.	(1.000%)	2.676%	(600,000)	43,682	17,526	26,156
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Citigroup Global Markets, Inc.	1.000%	7.739%	2,350,000	(582,626)	(406,640)	(175,986)
Southwest Airlines Co. 5.125% 03/01/2017 (Buy Protection)	6/20/2019	Deutsche Bank Securities, Inc.	(1.000%)	0.426%	(4,200,000)	(99,877)	(65,536)	(34,341)
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Deutsche Bank Securities, Inc.	1.000%	7.739%	460,000	(114,045)	(64,551)	(49,494)
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Morgan Stanley Capital Services, Inc.	1.000%	7.739%	1,200,000	(297,511)	(225,670)	(71,841)
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Morgan Stanley Capital Services, Inc.	1.000%	7.739%	1,200,000	(297,511)	(174,354)	(123,157)
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Morgan Stanley Capital Services, Inc.	1.000%	7.739%	1,200,000	(297,511)	(249,017)	(48,494)
Transocean, Inc. 7.375% 04/15/2018 (Sell Protection)	12/20/2019	Morgan Stanley Capital Services, Inc.	1.000%	7.739%	765,000	(189,663)	(137,810)	(51,853)

						$(1,926,400)	$(1,361,147)	$(565,253)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP

Description(1)	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX High Yield 500 Series 24 (Buy Protection)	6/20/2020	(5.000%)	3.429%	$(13,200,000)	$(937,451)	$(903,540)	$(33,911)
CDX Investment Grade Credit 100 Series 22 (Sell Protection)	6/20/2019	1.000%	0.553%	4,200,000	76,917	72,498	4,419

					$(860,534)	$(831,042)	$(29,492)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Rate	Floating Rate Index	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Apreciation
ITV Plc GBP	11/1/2017	Goldman Sachs International	2.073%	1-Month GBP- LIBOR-BBA	$(54,882)	$—	$—	$—
MTN Group LTD USD	3/2/2017	Morgan Stanley & Co.	1.300%	FED Effective-1D	994,821	40,927	—	40,927

						$40,927	$—	$40,927

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX 23 HY 500 Series, and CDX 22 IG 100 Series.
(4)	Notionals are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

SCHEDULE OF OPTIONS WRITTEN AT March 31, 2015 (Unaudited)

Contracts		Value
Common Stocks
	Abbvie, Inc. Call Option
(64)	Exercise Price $62.50 Expiration Date: August 2015	$(12,160)
(54)	Exercise Price $65.00 Expiration Date: August 2015	(7,020)
(64)	Exercise Price $62.50 Expiration Date: May 2015	(4,160)
(54)	Exercise Price $65.00 Expiration Date: May 2015	(1,620)
	Alcoa, Inc. Call Option
(163)	Exercise Price $13.00 Expiration Date: April 2015	(6,194)
(102)	Exercise Price $14.00 Expiration Date: May 2015	(2,244)
	Alcoa, Inc. Put Option
(163)	Exercise Price $13.00 Expiration Date: April 2015	(7,009)
	Applied Materials, Inc. Call Option
(161)	Exercise Price $32.00 Expiration Date: January 2016	(5,072)
	Auspex Pharmaceuticals, Inc. Call Option
(6)	Exercise Price $105.00 Expiration Date: May 2015	(120)
	B/E Aerospace, Inc. Call Option
(99)	Exercise Price $65.00 Expiration Date: April 2015	(4,950)
	Catamaran Corp. Call Option
(8)	Exercise Price $65.00 Expiration Date: July 2015	(120)
	Catamaran Corp. Put Option
(8)	Exercise Price $57.50 Expiration Date: July 2015	(328)
	CONSOL Energy, Inc. Call Option
(204)	Exercise Price $31.00 Expiration Date: April 2015	(1,836)
	Dollar Tree, Inc. Call Option
(50)	Exercise Price $70.00 Expiration Date: May 2015	(58,500)
	Family Dollar Stores, Inc. Call Option
(35)	Exercise Price $80.00 Expiration Date: April 2015	(1,295)
	Globalstar, Inc. Call Option
(272)	Exercise Price $4.00 Expiration Date: April 2015	(1,360)
	Hospira, Inc. Call Option
(22)	Exercise Price $90.00 Expiration Date: August 2015	(110)
	Kraft Foods Group, Inc. Call Option
(55)	Exercise Price $80.00 Expiration Date: April 2015	(41,525)
(67)	Exercise Price $85.00 Expiration Date: April 2015	(18,425)
(17)	Exercise Price $80.00 Expiration Date: May 2015	(13,090)
(25)	Exercise Price $85.00 Expiration Date: September 2015	(12,875)
(40)	Exercise Price $87.50 Expiration Date: April 2015	(4,880)
(14)	Exercise Price $85.00 Expiration Date: May 2015	(4,788)
(1)	Exercise Price $90.00 Expiration Date: September 2015	(280)

Contracts		Value
Common Stocks (continued)
	Kraft Foods Group, Inc. Put Option
(40)	Exercise Price $90.00 Expiration Date: April 2015	$(16,400)
(30)	Exercise Price $82.50 Expiration Date: May 2015	(3,300)
(27)	Exercise Price $85.00 Expiration Date: April 2015	(3,024)
	Macerich Co. (The) Call Option
(84)	Exercise Price $105.00 Expiration Date: April 2015	(840)
	Macerich Co. (The) Put Option
(28)	Exercise Price $80.00 Expiration Date: April 2015	(4,480)
	Methanex Corp. Call Option
(121)	Exercise Price $60.00 Expiration Date: April 2015	(2,118)
	Mwi Veterinary Supply, Inc. Call Option
(6)	Exercise Price $190.00 Expiration Date: April 2015	(30)
	NXP Semiconductors N.V. Call Option
(37)	Exercise Price $105.00 Expiration Date: April 2015	(5,513)
	NXP Semiconductors N.V. Put Option
(55)	Exercise Price $95.00 Expiration Date: April 2015	(6,875)
	Packaging Corp. Of America Put Option
(79)	Exercise Price $70.00 Expiration Date: April 2015	(1,896)
	Partnerre Ltd. Put Option
(54)	Exercise Price $115.00 Expiration Date: May 2015	(19,170)
	Salix Pharmaceuticals Ltd. Call Option
(67)	Exercise Price $165.00 Expiration Date: April 2015	(53,600)
	Salix Pharmaceuticals Ltd. Put Option
(162)	Exercise Price $170.00 Expiration Date: April 2015	(2,430)
	Staples, Inc. Call Option
(206)	Exercise Price $22.00 Expiration Date: January 2016	(9,785)
(206)	Exercise Price $18.00 Expiration Date: June 2015	(7,210)
	Staples, Inc. Put Option
(206)	Exercise Price $15.00 Expiration Date: June 2015	(8,755)
	Talisman Energy, Inc. Put Option
(112)	Exercise Price $6.00 Expiration Date: April 2015	(560)
	TRW Automotive Holdings Corp. Call Option
(69)	Exercise Price $105.00 Expiration Date: July 2015	(4,140)
(35)	Exercise Price $105.00 Expiration Date: April 2015	(1,312)

		(361,399)

Exchange Traded Funds: (0.0%)
	iShares China Large Cap ETF Put Option
(995)	Exercise Price $37.50 Expiration Date: May 2015	(4,975)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

Contracts		Value
Exchange Traded Funds (continued)
	iShares Russell 2000 ETF Put Option
(570)	% Exercise Price $102.00 Expiration Date: June 2015	$(28,785)
	SPDR S&P 500 ETF Trust Put Option
(476)	Exercise Price $180.00 Expiration Date: June 2015	(50,456)
Total Options Written (premiums $593,871)		$(445,615)

The premium amount and the number of option contracts written during the period ended March 31, 2015, were as follows:

	Alternative Strategies Fund
	Premium Amount	Number of Contracts
Options outstanding at December 31,2014	$165,331	12,202,914
Options Written	1,360,683	13,286
Options Closed	(321,486)	(4,983)
Options Exercised	(12,077)	(181)
Options Expired	(598,580)	(12,205,623)

Options outstanding at March 31, 2015	$593,871	5,413

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2015, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2015	Fund Delivering	U.S. $ Value at March 31, 2015	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/9/2015	USD	$399,874	TWD	$405,887	$—	$(6,013)
	4/9/2015	USD	2,218,690	TWD	2,230,780	—	(12,090)
	4/13/2015	TRY	1,259,931	USD	1,269,467	—	(9,536)
	4/13/2015	USD	1,238,081	TRY	1,259,931	—	(21,850)
	4/17/2015	USD	2,506,868	COP	2,529,583	—	(22,715)
	4/20/2015	JPY	6,645,262	USD	6,579,137	66,125	—
	4/27/2015	HUF	6,525,321	USD	6,703,250	—	(177,929)
	4/27/2015	USD	6,690,742	EUR	6,555,072	135,670	—
Citibank N.A.	4/20/2015	USD	805,035	NZD	821,850	—	(16,815)
Credit Suisse International	4/6/2015	MXN	825,988	USD	822,700	3,288	—
	4/6/2015	USD	452,439	MXN	444,965	7,474	—
	4/6/2015	USD	386,939	MXN	381,024	5,915	—
	4/7/2015	EUR	13,235,641	USD	13,330,955	—	(95,314)
	4/7/2015	MXN	1,022,989	USD	1,036,892	—	(13,903)
	4/7/2015	MXN	2,590,261	USD	2,623,434	—	(33,173)
	4/7/2015	MXN	4,006,708	USD	4,043,546	—	(36,838)
	4/7/2015	USD	12,449,840	EUR	11,946,454	503,386	—
	4/7/2015	USD	1,344,025	EUR	1,289,186	54,839	—
	4/7/2015	USD	9,018,503	MXN	8,869,513	148,990	—
	4/9/2015	USD	2,094,668	MYR	2,077,740	16,928	—
	4/9/2015	USD	536,050	MYR	539,673	—	(3,623)
	4/10/2015	NZD	3,982,342	USD	4,078,471	—	(96,129)
	4/10/2015	USD	3,916,804	NZD	3,982,342	—	(65,538)
	4/13/2015	CLP	5,279,169	USD	5,213,270	65,899	—
	4/13/2015	TRY	3,681,989	USD	3,708,425	—	(26,436)
	4/13/2015	USD	5,168,364	CLP	5,279,169	—	(110,805)
	4/13/2015	USD	3,623,735	TRY	3,681,989	—	(58,254)
	4/17/2015	JPY	3,941,343	KRW	4,008,126	—	(66,783)
	4/23/2015	USD	3,727,884	BRL	3,843,900	—	(116,016)
	4/23/2015	USD	3,273,997	EUR	3,294,558	—	(20,561)
	4/23/2015	USD	57,966	MXN	58,248	—	(282)
	4/27/2015	CAD	4,951,725	AUD	4,871,997	79,728	—
	5/6/2015	USD	820,952	MXN	824,337	—	(3,385)
Deutsche Bank	4/9/2015	USD	3,765,400	ZAR	3,677,938	87,462	—
	4/9/2015	USD	1,519,255	ZAR	1,513,961	5,294	—
	4/9/2015	ZAR	5,191,899	USD	5,226,322	—	(34,423)
	4/17/2015	USD	117,487	EUR	116,042	1,445	—
	4/17/2015	USD	185,668	EUR	188,031	—	(2,363)
	4/17/2015	USD	190,683	EUR	193,403	—	(2,720)
	4/17/2015	USD	582,178	EUR	596,326	—	(14,148)
Goldman Sachs & Co.	6/15/2015	CAD	6,301	USD	6,255	46	—
	6/15/2015	CAD	7,010	USD	7,013	—	(3)
	6/15/2015	CAD	10,634	USD	10,664	—	(30)
	6/15/2015	CAD	6,695	USD	6,782	—	(87)
	6/15/2015	EUR	8,830,234	USD	8,713,152	117,082	—
	6/15/2015	EUR	1,754,197	USD	1,732,238	21,959	—
	6/15/2015	EUR	83,339	USD	84,706	—	(1,367)
	6/15/2015	SGD	127,010	USD	126,041	969	—
	6/15/2015	USD	1,954,119	AUD	1,905,545	48,574	—
	6/15/2015	USD	217,794	AUD	211,052	6,742	—
	6/15/2015	USD	217,794	AUD	211,052	6,742	—
	6/15/2015	USD	109,605	AUD	107,728	1,877	—
	6/15/2015	USD	47,395	AUD	46,538	857	—
	6/15/2015	USD	314,511	AUD	314,832	—	(321)
	6/15/2015	USD	948,264	AUD	952,279	—	(4,015)
	6/15/2015	USD	8,065	CAD	7,955	110	—
	6/15/2015	USD	8,066	CAD	7,956	110	—
	6/15/2015	USD	11,491	CAD	11,500	—	(9)
	6/15/2015	USD	8,192	CAD	8,271	—	(79)
	6/15/2015	USD	16,925	CAD	17,014	—	(89)
	6/15/2015	USD	29,695	CAD	29,932	—	(237)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2015 (Unaudited)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2015	Fund Delivering	U.S. $ Value at March 31, 2015	Unrealized Appreciation	Unrealized Depreciation
	6/15/2015	USD	$334,689	CAD	$335,549	$—	$(860)
	6/15/2015	USD	1,258,402	EUR	1,240,831	17,571	—
	6/15/2015	USD	104,480	EUR	104,308	172	—
	6/15/2015	USD	95,671	EUR	95,812	—	(141)
	6/15/2015	USD	17,935,871	EUR	18,196,954	—	(261,083)
	6/15/2015	USD	149,780	GBP	148,405	1,375	—
	6/15/2015	USD	146,277	GBP	144,993	1,284	—
	6/15/2015	USD	26,919	GBP	26,713	206	—
	6/15/2015	USD	29,871	GBP	29,681	190	—
	6/15/2015	USD	29,871	GBP	29,681	190	—
	6/15/2015	USD	28,311	GBP	28,197	114	—
	6/15/2015	USD	29,760	GBP	29,681	79	—
	6/15/2015	USD	13,393	GBP	13,356	37	—
	6/15/2015	USD	4,480	GBP	4,452	28	—
	6/15/2015	USD	4,922	GBP	4,897	25	—
	6/15/2015	USD	2,975	GBP	2,968	7	—
	6/15/2015	USD	4,421	GBP	4,452	—	(31)
	6/15/2015	USD	11,783	GBP	11,872	—	(89)
	6/15/2015	USD	29,538	GBP	29,681	—	(143)
	6/15/2015	USD	33,903	GBP	34,133	—	(230)
	6/15/2015	USD	1,012,621	SEK	1,011,300	1,321	—
	6/15/2015	USD	81,468	SEK	80,912	556	—
	6/15/2015	USD	144,589	SEK	144,161	428	—
	6/15/2015	USD	118,836	SEK	119,001	—	(165)
	6/15/2015	USD	267,208	SEK	268,594	—	(1,386)
	6/15/2015	USD	125,333	SGD	127,010	—	(1,677)

			$166,975,403		$166,903,993	$1,411,094	$(1,339,684)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Investment Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial futures contracts. Each Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Credit default swaps. Each Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where each Fund is selling protection, the notional amount approximates the maximum loss.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2015, there were no restricted securities held in the Funds.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2015. These assets and liabilities are measured on a recurring basis.

Equity Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks	$373,304,401	$—	$—	$373,304,401

Total Equity	$373,304,401	$—	$—	$373,304,401

Short-Term Investments
Repurchase Agreements	$—	$23,865,000	$—	$23,865,000

Total Investments in Securities	$373,304,401	$23,865,000	$—	$397,169,401

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2015.

International Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$18,505,459	$38,718,791	$—	57,224,250
Belgium	—	16,271,151	—	16,271,151
Brazil	16,993,205	—	—	16,993,205
Canada	59,822,262	—	—	59,822,262
China	42,532,090	—	—	42,532,090
Denmark	42,230,236	24,552,496	—	66,782,732
Finland	41,595,420	—	—	41,595,420
France	99,430,766	145,989,411	—	245,420,177
Germany	11,604,739	83,417,013	—	95,021,752
Greece	53,932	—	—	53,932
Ireland	24,920,020	—	—	24,920,020
Japan	89,601,708	78,720,607	—	168,322,315
Malaysia	—	26,724,611	—	26,724,611
Netherlands	—	28,140,907	—	28,140,907
Panama	25,206,756	—	—	25,206,756
Philippines	14,471,877	—	—	14,471,877
South Africa	6,724,782	—	—	6,724,782
South Korea	—	33,773,313	—	33,773,313
Spain	9,649,866	38,329,860	—	47,979,726
Sweden	26,744,402	—	—	26,744,402
Switzerland	—	105,942,466	—	105,942,466
Turkey	11,381,528	—	—	11,381,528
United Kingdom	133,411,743	164,370,233	—	297,781,976
Rights/Warrants
Spain	270,525	—	—	270,525

Total Equity	$675,151,316	$784,950,859	$—	$1,460,102,175

Short-Term Investments
United States	—	93,653,000	—	93,653,000

Total Short-Term Investments	—	93,653,000	—	93,653,000

Total Investments in Securities	$675,151,316	$878,603,859	$—	$1,553,755,175

Other Financial Instruments*	7,285,124	—	—	7,285,124

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a schedule of transfers out of Level 1 for the International Fund:

Description	Transfers out of Level 1*
Equity
Common Stocks	($433,255,464	)**

Total Equity	($433,255,464)

Following is a schedule of transfers into Level 2 for the International Fund:

Description	Transfers into Level 2*
Equity
Common Stocks	433,255,464	**

Total Equity	433,255,464

Smaller Companies Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks	$63,036,803	$292,500	$—	$63,329,303

Total Equity	63,036,803	292,500	—	$63,329,303

Short-Term Investments
Repurchase Agreements	—	4,140,000	—	$4,140,000

Total Investments in Securities in Assets	$63,036,803	$4,432,500	$—	$67,469,303

(a)	See Fund’s Schedule of Investments for sector classifications.

Alternative Strategies Fund Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stocks	$420,553,437	$4,192,824	$1,160,446	**	425,906,707
Exchange-Traded Funds	1,924,941	—	—		1,924,941
Limited Partnerships	—	—	1,153,537	**	1,153,537
Preferred Stocks	15,087,414	—	—		15,087,414

Total Equity	437,565,792	4,192,824	2,313,983	**	444,072,599

Rights/Warrants	—	1,997,385	—		1,997,385
Short-Term Investments
Treasury Bills	—	1,399,633	—		1,399,633
Repurchase Agreements	—	109,943,000	—		109,943,000

Total Short-Term Investments	—	111,342,633	—		111,342,633

Fixed Income
Asset-Backed Securities	—	37,013,372	2,088,236	**	39,101,608
Bank Loans	—	39,437,626	—		39,437,626
Convertible Bonds	—	15,374,963	—		15,374,963
Corporate Bonds	—	165,479,079	3,278,238	**	168,757,317
Government Securities & Agency Issue	—	12,421,410	—		12,421,410
Mortgage-Backed Securities	—	267,826,481	359,042	(1)	268,185,523
Total Fixed Income	—	537,552,931	5,725,516	**	543,278,447

Purchased Options	1,458,427	335,726	—		1,794,153

Total Investments in Securities in Assets	$439,024,219	$655,421,499	$8,039,499	**	1,102,485,217

Short Sales			—
Common Stocks	(72,022,770)	—	(8	)**	(72,022,778)
Exchange-Traded Funds	(18,199,054)	—	—		(18,199,054)
Corporate Bonds	—	(4,685,147)	—		(4,685,147)

Total Short Sales	(90,221,824)	(4,685,147)	(8	)**	(94,906,979)

Other Financial Instruments*
Forwards Foreign Currency Exchange Contracts	71,410	—	—		71,410
Futures	92,490	—	—		92,490
Swaps - Credit Default	—	(594,745)	—		(594,745)
Swaps - Total Return	—	40,927	—		40,927
Written Options	(445,615)	—	—		(445,615)
(a)	See Fund’s Schedule of Investments for sector classifications.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

Description	Balance as of December 31, 2014	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of March 31, 2015
Equity
Common Stock	$846,652	$570,720	$—	$—	$(256,926)	$—	$—	$—	$1,160,446
Limited Partnership	1,125,160	—	—	—	28,377	—	—	—	1,153,537

Total Equity	$1,971,812	$570,720	$—	$—	$(228,549)	$—	$—	$—	$2,313,983

Fixed Income

Asset-Backed
Securities	$2,192,569	$—	$—	$1,699	$(79,484)	$(26,548)	$—	$—	$2,088,236
Corporate Bonds	3,580,995	176,884	3,099	2,946	5,314	(491,000)	—	—	3,278,238
Mortgage-Backed
Securities	338,430	—	(194)	24	(955)	(19,743)	41,480	—	359,042

Total Fixed Income	$6,111,994	$176,884	$2,905	$4,669	$(75,125)	$(537,291)	$41,480	$—	$5,725,516

Total Investments In Securities	$8,083,806	$747,604	$2,905	$4,669	$(303,674)	$(537,291)	$41,480	$—	$8,039,499

Short Sales
Common Stock	$(8)	$—	$—	$—	$—	$—	$—	$—	$(8)
Total Short Sales	$(8)	$—	$—	$—	$—	$—	$—	$—	$(8)

*	The amount of transfers in or out are reflected at the securities’ fair value at the beginning of the period.

The following table summarizes the significant quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2015.

	Fair Value at March 31, 2015	Valuation Techniques	Unobservable Inputs***	Ranges	Average
Common Stocks	781,402	N/A	Underlying asset appraisals and operating statements	N/A	N/A

	168,233	Valuation Model for auction value of spectrum rights	Estimated Multiples net of transaction expenses, and taxes	2.58-2.85	N/A

	143,893	Discounted present value of future asset sale	Estimated value of the proceeds of future sale of assets resulting from merger	0.3503-0.3559	N/A

	41,100	Discounted present value of future receivables	N/A	0.0783-0.0789	N/A

	16,842	Discounted present value of future receivables	N/A	0.1633-0.1673	N/A

	8,976	Discounted present value of future receivables	Estimated value of the proceeds of future sale of assets resulting from merger	0.0218-0.0220	N/A

Limited Partnerships	1,153,537	N/A**	Underlying asset appraisals and operating statements	N/A	N/A

Asset-Backed Securities	2,088,236	Cash Flow Model	Bid side pricing	N/A	N/A

Corporate Bonds	2,941,760	Pricing Model*	Private Financing, Progress Project Reports, maintenance of collateral and yield	N/A	100

	336,478	Discount to similar securities	Broker quotes of similar securities	111.625-114.000	N/A

Mortgage-Backed Securities	359,042	Discount to round lot prices	Round lot prices discounted based on size of position	N/A	N/A

Short Sales	(8)	Discounted Present Value of future receivable	N/A	0.07-0.08	N/A

*	The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.
**	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.
***	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

Asset-backed securities investment risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Credit Risk. This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Distressed Companies Risk. The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

Emerging Markets Risk. The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Fund invests may be renegotiated or terminated.

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

Multi-Strategy Management Risk. This is the risk that the Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the Fund’s assets. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 28, 2015

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date May 28, 2015